UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4503

Aquila Municipal Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York  10036
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: March 31, 2014

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
December 31, 2014
(unaudited)

Principal Amount	General Obligation Bonds (4.1%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Campbell County, Kentucky Public Project
$1,625,000	4.375%, 12/01/25 Syncora Guarantee, Inc. Insured (pre-refunded)	Aa2/NR/NR	$1,714,798

	Henderson County, Kentucky
330,000	3.000%, 11/01/20	Aa3/NR/NR	346,183

	Lexington-Fayette Urban County, Kentucky
4,175,000	4.250%, 05/01/23 NPFG Insured	Aa2/AA/NR	4,426,001

	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured (pre-refunded)	Aa1/AA+/AAA	1,020,360

	Warren County, Kentucky, Unlimited Tax
615,000	4.000%, 06/01/25	Aa2/AA-/NR	665,473
635,000	4.000%, 06/01/26	Aa2/AA-/NR	685,946
660,000	4.000%, 06/01/27	Aa2/AA-/NR	710,530
	Total General Obligation Bonds		9,569,291

	Revenue Bonds (94.5%)

	Agencies (17.3%)

	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	A2/AA/A+	1,169,480
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,427,240
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,394,160

	Kentucky Asset & Liability Commission University of Kentucky Project
1,500,000	4.500%, 10/01/22 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA-/NR	1,547,760
500,000	5.000%, 10/01/25 Series B	Aa2/AA-/NR	552,265
750,000	5.000%, 10/01/26 Series B	Aa2/AA-/NR	827,970
1,000,000	5.000%, 10/01/27 Series B	Aa2/AA-/NR	1,103,390

	Kentucky Economic Development Finance Authority Louisville Arena Project
2,500,000	5.750%, 12/01/28 AGC Insured	A3/AA/NR	2,691,750

	Kentucky Higher Education Student Loan
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	434,672
1,890,000	3.750%, 06/01/26 Senior Series A AMT	NR/A/A	1,897,258

	Kentucky Rural Water Finance Corp.
205,000	4.250%, 08/01/19 NPFG Insured	A3/AA-/NR	214,789
85,000	5.000%, 02/01/20 NPFG Insured	A3/AA-/NR	85,199
210,000	4.250%, 08/01/20 NPFG Insured	A3/AA-/NR	220,028
200,000	4.375%, 08/01/22 NPFG Insured	A3/AA-/NR	209,906
240,000	4.500%, 08/01/23 NPFG Insured	A3/AA-/NR	252,622
255,000	4.500%, 08/01/24 NPFG Insured	A3/AA-/NR	268,206
355,000	4.600%, 02/01/25	NR/A+/NR	386,325
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	470,874
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	486,509
290,000	4.500%, 08/01/27 NPFG Insured	A3/AA-/NR	304,370
375,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	399,735
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	500,865
245,000	4.600%, 08/01/28 NPFG Insured	A3/AA-/NR	257,164
305,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	325,118
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	526,167
315,000	4.625%, 08/01/29 NPFG Insured	A3/AA-/NR	330,359

	Kentucky State Property and Buildings Commission
1,020,000	5.000%, 11/01/20	Aa3/A+/A+	1,158,526
1,375,000	5.375%, 11/01/23	Aa3/A+/A+	1,572,038
2,820,000	5.750%, 04/01/24 Project 91	A1/A+/A	3,216,351
1,000,000	5.000%, 10/01/25	Aa3/A+/A+	1,191,610
625,000	4.000%, 04/01/26 Project 105	A1/A+/A	677,413
655,000	4.000%, 04/01/27 Project 105	A1/A+/A	707,924
2,800,000	5.250%, 02/01/28 AGC Insured	Aa3/AA/A+	3,159,772
750,000	5.500%, 11/01/28	Aa3/A+/A+	854,948
2,500,000	5.000%, 02/01/29 AGC Insured	Aa3/AA/A+	2,774,100
2,625,000	5.750%, 04/01/29 Project 91	A1/A+/A	2,986,778
1,500,000	5.000%, 10/01/29 Project 106	Aa3/A+/A+	1,754,100

	Total Agencies		40,337,741

	Airports (8.3%)

	Kenton County, Kentucky Airport Board Airport Revenue
1,300,000	5.000%, 03/01/23 NPFG Insured AMT	A3/AA-/A-	1,303,770

	Lexington-Fayette Urban County Airport Board, Kentucky
1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	1,799,368
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	455,008
1,350,000	5.000%, 07/01/30 2012 Series A AMT	Aa2/AA/NR	1,527,890
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	842,423

	Louisville, Kentucky Regional Airport Authority
1,060,000	5.000%, 07/01/18 AMT (pre-refunded)	A2/A+/A+	1,196,729
1,000,000	5.250%, 07/01/23 AGMC Insured AMT (pre-refunded)	A2/NR/A+	1,137,500
2,070,000	5.000%, 07/01/23 AMT	NR/A+/A+	2,453,054
2,610,000	5.000%, 07/01/24 AMBAC Insured AMT (pre-refunded)	A2/NR/A+	2,668,647
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,723,156
2,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	3,365,901

	Total Airports		19,473,446

	Higher Education (7.6%)

	Berea, Kentucky Educational Facilities (Berea College)
1,000,000	4.125%, 06/01/25	Aaa/NR/NR	1,011,790

	Boyle County, Kentucky College Refunding & Improvement
1,035,000	4.500%, 06/01/22 AGC Insured	A3/AA/NR	1,107,233
200,000	4.625%, 06/01/24 AGC Insured	A3/AA/NR	214,154

	Eastern Kentucky University General Receipts
1,250,000	4.000%, 10/01/27	Aa3/A+/NR	1,317,875

	Lexington-Fayette, Kentucky Urban County Government Transylvania University Project
1,390,000	4.500%, 03/01/29	NR/A+/NR	1,482,935

	Louisville & Jefferson County, Kentucky University of Louisville
525,000	5.000%, 06/01/20 AMBAC Insured	NR/NR/NR*	530,996

	Murray State University Project, Kentucky General Receipts
745,000	4.500%, 09/01/23 AMBAC Insured	Aa3/A+/NR	803,505

	University of Kentucky General Receipts
885,000	4.500%, 10/01/22 Syncora Guarantee, Inc. Insured	Aa2/AA-/NR	942,127
1,545,000	4.500%, 10/01/23 Syncora Guarantee, Inc. Insured	Aa2/AA-/NR	1,645,564
1,625,000	4.500%, 10/01/25 Syncora Guarantee, Inc. Insured	Aa2/AA-/NR	1,729,309
1,010,000	4.500%, 10/01/26 Syncora Guarantee, Inc. Insured	Aa2/AA-/NR	1,073,024

	University of Louisville, Kentucky General Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	Aa3/AA-/NR	1,150,990

	Western Kentucky University General Receipts
2,000,000	4.200%, 09/01/25 Series A NPFG Insured	Aa3/AA-/NR	2,117,880
2,475,000	4.200%, 09/01/26 Series A NPFG Insured	Aa3/AA-/NR	2,612,981

	Total Higher Education		17,740,363

	Hospitals (14.8%)

	City of Ashland, Kentucky, Medical Center (Ashland Hospital Corp.)
2,000,000	5.000%, 02/01/22 Series B	A3/BBB/A-	2,205,560
1,535,000	5.000%, 02/01/23 Series B	A3/BBB/A-	1,691,248

	Hardin County, Kentucky, Hardin Memorial Hospital
735,000	5.500%, 08/01/22 AGMC Insured	A2/AA/NR	864,022
675,000	5.500%, 08/01/23 AGMC Insured	A2/AA/NR	801,671
500,000	5.250%, 08/01/24 AGMC Insured	A2/AA/NR	577,495

	Kentucky Economic Development Finance Authority, Baptist Healthcare System
4,795,000	5.375%, 08/15/24	A2/NR/A+	5,401,951

	Kentucky Economic Development Finance Authority, Catholic Health
1,000,000	5.000%, 05/01/29	A1/A/A+	1,001,350
500,000	2.700%, 05/01/39 Series B	A1/A/A+	500,105

	Kentucky Economic Development Finance Authority, Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	A3/BBB/A-	1,070,060

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
7,030,000	5.000%, 10/01/26	NR/A-/A-	7,464,946
1,100,000	5.000%, 10/01/30	NR/A-/A-	1,162,205

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Laundry Facility Project
695,000	4.250%, 05/01/23 Series 2012	NR/A/NR	761,734

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Steam & Chilled Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/A/NR	992,757

	Louisville & Jefferson County, Kentucky Metropolitan Government Revenue Refunding, Catholic Health Initiatives
1,000,000	5.000%, 12/01/30	A1/A/A+	1,121,980

	Russell, Kentucky Bon Secours Health System
3,100,000	5.000%, 11/01/26 Series 2013	A3/A-/A	3,568,782

	Warren County, Kentucky, Warren County Community Hospital Corp.
3,975,000	5.000%, 04/01/28	NR/A/NR	4,554,277
680,000	4.000%, 10/01/29	NR/A/NR	695,885

	Total Hospitals		34,436,028

	Housing (2.7%)

	Kentucky Housing Corporation Housing Revenue
470,000	4.800%, 01/01/18 AMT	Aaa/AAA/NR	472,552
575,000	4.800%, 07/01/18 AMT	Aaa/AAA/NR	578,013
1,570,000	4.800%, 07/01/22 AMT	Aaa/AAA/NR	1,605,090
1,225,000	5.000%, 01/01/23 AMT	Aaa/AAA/NR	1,264,837
395,000	4.500%, 07/01/25	Aaa/AAA/NR	427,303
600,000	4.750%, 07/01/26	Aaa/AAA/NR	631,098

	Kentucky Housing Multifamily Mortgage Revenue
1,325,000	5.000%, 06/01/35 AMT	NR/NR/NR*	1,336,567

	Total Housing		6,315,460

	Local Public Property (7.0%)

	Grant County, Kentucky Public Property Corp. Justice Center Project
1,000,000	4.500%, 12/01/24	Aa3/NR/NR	1,089,960

	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa3/NR/AA+	1,681,454
1,950,000	4.375%, 06/01/24 AGMC Insured	Aa3/NR/AA+	2,085,135
2,060,000	4.375%, 06/01/26 Series A AGMC Insured	Aa3/NR/AA+	2,201,749
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	Aa3/NR/AA+	1,141,797
1,640,000	4.375%, 06/01/28 AGMC Insured	Aa3/NR/AA+	1,738,843

	Kentucky Association of Counties Finance Corp. Financing Program
1,145,000	4.250%, 02/01/24	NR/AA-/NR	1,257,931
515,000	4.000%, 02/01/25	NR/AA-/NR	544,551
315,000	5.375%, 02/01/27	NR/AA-/NR	369,378
330,000	5.375%, 02/01/28	NR/AA-/NR	385,341

	Kentucky Bond Corp. Financing Program
915,000	5.125%, 02/01/28	NR/AA-/NR	1,051,134

	Laurel County, Kentucky Public Property Corp. Justice Center Project
250,000	4.625%, 03/01/28	Aa3/NR/NR	273,965

	Lexington-Fayette Urban County, Kentucky Public Facilities
500,000	4.125%, 10/01/23 NPFG Insured	Aa3/NR/NR	522,930
500,000	4.250%, 10/01/26 NPFG Insured	Aa3/NR/NR	525,850

	River City Parking Authority of River City, Inc., Kentucky First Mortgage
1,000,000	4.750%, 06/01/27 2013 Series B	Aa2/AA/NR	1,149,120

	Warren County, Kentucky Justice Center
365,000	4.300%, 09/01/22 NPFG Insured	Aa3/NR/NR	373,563

	Total Local Public Property		16,392,701

	School Building Revenue (17.1%)

	Barren County, Kentucky School Building Revenue
1,265,000	4.250%, 08/01/25 AGC Insured	Aa3/NR/NR	1,324,594
1,670,000	4.375%, 08/01/26 AGC Insured	Aa3/NR/NR	1,751,379

	Boone County, Kentucky School District Finance Corp. School Building Revenue
1,000,000	4.125%, 08/01/22 Syncora Guarantee, Inc. Insured (pre-refunded)	Aa3/NR/NR	1,022,500
1,580,000	4.500%, 08/01/23 AGMC Insured	Aa3/NR/NR	1,666,394
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR/NR	1,313,513

	Bullitt County, Kentucky School District Finance Corp.
1,145,000	4.500%, 04/01/27	Aa3/NR/NR	1,254,233
1,200,000	4.500%, 04/01/28	Aa3/NR/NR	1,313,280

	Campbell County, Kentucky School District Finance Corp. School Building
340,000	3.500%, 08/01/22	Aa3/NR/NR	363,457

	Christian County, Kentucky School District Finance Corp.
1,590,000	4.125%, 08/01/24 Syncora Guarantee, Inc. Insured (pre-refunded)	Aa3/NR/NR	1,625,775

	Fayette County, Kentucky School District Finance Corp.
4,335,000	4.375%, 05/01/26 AGMC Insured	A1/AA/NR	4,586,343
1,000,000	5.000%, 10/01/27 Series A	A1/A+/NR	1,180,450
750,000	4.250%, 06/01/29 Series A	A1/A+/NR	809,670

	Floyd County, Kentucky School Finance Corporation School Building
1,255,000	4.125%, 03/01/26 Syncora Guarantee, Inc. Insured (pre-refunded)	Aa3/NR/NR	1,311,086

	Fort Thomas, Kentucky Independent School District Finance Corp.
610,000	4.375%, 04/01/25	Aa3/NR/NR	633,607

	Franklin County, Kentucky School District Finance Corp.
1,135,000	4.000%, 04/01/24 Second Series	Aa3/NR/NR	1,252,915
1,560,000	4.000%, 06/01/29	Aa3/NR/NR	1,653,257

	Jefferson County, Kentucky School District Finance Corp.
4,000,000	4.000%, 07/01/26 Series B	Aa2/AA-/NR	4,335,160

	Kenton County, Kentucky School District Finance Corp.
445,000	4.300%, 04/01/22 AGC Insured	Aa3/NR/NR	462,262
590,000	4.250%, 10/01/22 AGMC Insured	Aa3/NR/NR	621,547
750,000	4.375%, 04/01/24 AGC Insured	Aa3/NR/NR	779,025
325,000	4.400%, 04/01/26 AGC Insured	Aa3/NR/NR	337,594

	Larue County, Kentucky School District Finance Corp.
270,000	4.500%, 07/01/21 NPFG Insured (pre-refunded)	Aa3/NR/NR	286,303
470,000	4.500%, 07/01/22 NPFG Insured (pre-refunded)	Aa3/NR/NR	498,379
785,000	4.500%, 07/01/23 NPFG Insured (pre-refunded)	Aa3/NR/NR	832,398

	Laurel County, Kentucky School District Finance Corp.
300,000	4.000%, 06/01/16 AGMC Insured	Aa3/NR/NR	314,355

	Magoffin County, Kentucky School District
375,000	4.250%, 08/01/23 AMBAC Insured	Aa3/NR/NR	392,966
475,000	4.250%, 08/01/25 AMBAC Insured	Aa3/NR/NR	497,377

	Ohio County, Kentucky School Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR/NR	863,225
325,000	4.500%, 05/01/25	Aa3/NR/NR	355,235

	Oldham County, Kentucky School District Finance Corp.
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR/NR	1,079,350

	Owensboro, Kentucky Independent School District Finance Corp. School Building Revenue
890,000	4.375%, 09/01/24	Aa3/NR/NR	969,664

	Pendleton County, Kentucky School District Finance Corp. School Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured	Aa3/NR/NR	764,602

	Pike County, Kentucky School Building Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR/NR	1,460,920

	Spencer County, Kentucky School District Finance Corp., School Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa3/NR/NR	1,082,180

	Warren County, Kentucky School District Finance Corp.
295,000	4.125%, 02/01/23 NPFG Insured	Aa3/NR/NR	303,372
500,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR/NR	534,260

	Total School Building Revenue		39,832,627

	Turnpike/Highway (9.3%)

	Kentucky State Turnpike Authority
3,000,000	4.450%, 07/01/22 Series B	Aa2/AA+/A+	3,155,940
3,500,000	5.000%, 07/01/25	Aa2/AA+/A+	3,998,470
2,000,000	5.000%, 07/01/25 AMBAC Insured (pre-refunded)	Aa2/AA+/A+	2,046,920
1,000,000	5.000%, 07/01/25	Aa2/AA+/A+	1,123,520
2,750,000	5.000%, 07/01/27	Aa2/AA+/A+	3,087,673
1,100,000	5.000%, 07/01/28	Aa2/AA+/A+	1,235,069
5,000,000	5.000%, 07/01/29 Series A	Aa2/AA+/A+	5,863,500
1,000,000	5.000%, 07/01/30 Series A	Aa2/AA+/A+	1,166,000

	Total Turnpike/Highway		21,677,092

	Utilities (10.4%)

	Campbell & Kenton Counties, Kentucky (Sanitation District)
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa2/AA/NR	1,782,699
300,000	4.300%, 08/01/27 NPFG Insured	Aa2/AA/NR	314,751
2,370,000	4.000%, 08/01/27	Aa2/AA/NR	2,524,500
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa2/AA/NR	1,519,441

	Kentucky State Municipal Power Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	A2/AA/NR	1,154,940

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
810,000	4.250%, 05/15/20 AGMC Insured	Aa3/NR/NR	820,295
1,000,000	4.250%, 05/15/21 AGMC Insured (pre-refunded)	Aa3/AA/NR	1,014,720
855,000	4.250%, 05/15/21 AGMC Insured	Aa3/NR/NR	866,175
990,000	5.000%, 05/15/26 AGMC Insured (pre-refunded)	Aa3/AA/NR	1,007,226
510,000	5.000%, 05/15/26 AGMC Insured	Aa3/AA/NR	518,129
500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	581,400
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	2,204,774

	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa3/NR/NR	1,159,660
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR/NR	2,107,309

	Owensboro, Kentucky Electric, Light and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	A2/AA/NR	1,142,710
3,500,000	5.000%, 01/01/26 AGMC Insured Series B	A2/AA/NR	3,923,465

	Owensboro, Kentucky Water Revenue
500,000	5.000%, 09/15/27 AGC Insured	A1/NR/NR	563,375

	Owensboro-Daviess County, Kentucky Regional Water Resource Agency Wastewater Refunding & Improvement
930,000	4.375%, 01/01/27 Series A Syncora Guarantee, Inc. Insured	NR/A+/NR	978,007

	Total Utilities		24,183,576

	Total Revenue Bonds		220,389,034

	Total Investments (cost $217,153,479-note b)	98.6%	229,958,325
	Other assets less liabilities	1.4	3,374,832
	Net Assets	100.0%	$233,333,157

		Percent of
	Portfolio Distribution By Quality Rating	Investments †

	Aaa of Moody's or AAA of S&P	2.6%
	Pre-refunded bonds †† / Escrowed to Maturity bonds	8.2
	Aa of Moody's or AA of S&P or Fitch	62.8
	A of Moody's or S&P or Fitch	25.6
	Not Rated*	0.8
		100.0%

	PORTFOLIO ABBREVIATIONS:
	AGC - Assured Guaranty Corp.
	AGMC - Assured Guaranty Municipal Corp.
	AMBAC - American Municipal Bond Assurance Corp.
	AMT - Alternative Minimum Tax
	FGIC - Financial Guaranty Insurance Co.
	NPFG - National Public Finance Guarantee
	NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	† Where applicable, calculated using the highest rating of the three NRSRO.

	†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
December 31, 2014
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $216,950,857 amounted to of $13,007,468, which consisted of aggregate gross unrealized appreciation of $13,262,578 and aggregate gross unrealized depreciation of $255,110.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31,2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	229,958,325
Level 3 – Significant Unobservable Inputs	-
Total	$229,958,325

+See schedule of investments for a detailed listing of securities.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2014
(unaudited)

Principal Amount	General Obligation Bonds (29.5%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Barrington, Rhode Island
$1,120,000	2.500%, 08/01/25	Aa1/NR/NR	$1,157,554

	Bristol, Rhode Island
2,200,000	4.000%, 02/15/26 AGC Insured	Aa2/AA+/NR	2,316,600
2,000,000	4.375%, 02/15/29 AGC Insured	Aa2/AA+/NR	2,127,000

	Coventry, Rhode Island
500,000	3.375%, 11/01/21 AGMC Insured	A1/NR/NR	521,830

	Cranston, Rhode Island
2,455,000	4.625%, 07/01/25 AGMC Insured	A2/AA/NR	2,686,580
990,000	4.750%, 07/01/28 AGMC Insured	A2/AA/NR	1,083,684
750,000	4.300%, 07/01/30 AGMC Insured Series 2010 A	A2/AA/A	809,618
1,000,000	4.250%, 04/01/18 NPFG Insured	A2/AA-/A	1,031,290
1,000,000	4.250%, 04/01/19 NPFG Insured	A2/AA-/A	1,032,910
1,000,000	4.300%, 04/01/20 NPFG Insured	A2/AA-/A	1,033,770
1,000,000	4.500%, 04/01/23 NPFG Insured	A2/AA-/A	1,035,460
1,500,000	4.500%, 04/01/26 NPFG Insured	A2/AA-/A	1,548,690

	Cumberland, Rhode Island
1,000,000	4.250%, 08/01/17 AGMC Insured	Aa3/AA/NR	1,079,850
600,000	4.250%, 08/01/18 AGMC Insured	Aa3/AA/NR	658,668
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA/NR	546,980
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA/NR	552,025

	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	A2/AA/NR	2,635,900

	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	542,480

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A3/AA-/NR	1,047,734
1,020,000	3.700%, 06/01/33 Series A	A3/AA-/NR	1,051,212

	Lincoln, Rhode Island
1,000,000	4.500%, 08/01/24 NPFG Insured	Aa2/NR/AA	1,044,920
1,775,000	4.500%, 08/01/25 NPFG Insured	Aa2/NR/AA	1,852,763
2,000,000	4.500%, 08/01/26 NPFG Insured	Aa2/NR/AA	2,085,400

	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA/NR	1,136,151

	North Kingstown, Rhode Island
1,040,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	1,111,396

	North Providence, Rhode Island
2,225,000	3.625%, 07/15/15 AGMC Insured	A2/AA/NR	2,259,043

	Pawtucket, Rhode Island
1,950,000	4.500%, 07/15/26 AGC Insured	A3/NR/NR	2,040,909
1,500,000	4.750%, 07/15/29 AGC Insured	A3/NR/NR	1,579,110
1,010,000	4.000%, 11/01/25 AGMC Insured	A2/AA/NR	1,081,993

	Providence, Rhode Island
1,500,000	5.000%, 01/15/23 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,656,390
1,500,000	5.000%, 01/15/26 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,639,995
975,000	3.625%, 01/15/29 Series A AGMC Insured	A2/AA/BBB	981,416
2,510,000	3.750%, 01/15/30 Series A AGMC Insured	A2/AA/BBB	2,534,272
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A2/AA/BBB	1,006,890
500,000	4.000%, 07/15/19 Series A Refunding	Baa1/BBB/NR	548,965

	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,238,720
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,431,585
1,150,000	4.000%, 10/15/24 Series B	Aa2/AA/AA	1,291,910
1,750,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,745,450
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,435,160
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,463,360

	Richmond, Rhode Island
1,020,000	3.000%, 08/01/24	Aa3/NR/NR	1,115,870

	Warwick, Rhode Island
1,000,000	4.000%, 08/01/16 AGMC Insured Series 2008	A1/AA/NR	1,042,600
1,015,000	4.000%, 08/01/17 AGMC Insured Series 2008	A1/AA/NR	1,073,444
905,000	4.250%, 01/15/18 Syncora Guarantee, Inc. Insured	A1/AA-/NR	926,666

	West Warwick, Rhode Island
1,900,000	4.625%, 04/01/26 AGC Insured	A3/NR/NR	2,023,443
1,000,000	4.750%, 04/01/29 AGC Insured	A3/NR/NR	1,063,760

	Westerly, Rhode Island
900,000	4.000%, 07/01/17 NPFG Insured (pre-refunded)	Aa2/AA/NR	947,682
900,000	4.000%, 07/01/18 NPFG Insured (pre-refunded)	Aa2/AA/NR	947,682

	Total General Obligation Bonds		68,806,780

	Revenue Bonds (68.3%)

	Development (5.1%)

	Providence, Rhode Island Redevelopment Agency Refunding Public Safety Building Project
2,000,000	4.750%, 04/01/22 AMBAC Insured Series A	Baa2/BBB-/NR	2,010,420
1,000,000	5.000%, 04/01/28 AMBAC Insured Series A	Baa2/BBB-/NR	1,004,310

	Rhode Island Certificates of Participation (Central Power Plant)
1,000,000	4.000%, 10/01/20 Series D AGMC Insured	Aa3/AA/AA-	1,056,260

	Rhode Island Convention Center Authority Refunding
1,500,000	5.500%, 05/15/27 AGC Insured Series A	Aa3/AA/AA-	1,713,315
2,000,000	5.000%, 05/15/21 AGMC Insured	Aa3/AA/NR	2,032,680
4,000,000	5.000%, 05/15/23 AGMC Insured Series 2005 A	Aa3/AA/NR	4,063,760

	Total Development		11,880,745

	Higher Education (11.0%)

	Rhode Island Health and Education Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,226,578
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,618,411
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,127,820
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,602,413

	Rhode Island Health and Education Building Corp., Higher Educational Facilities
4,000,000	5.000%, 09/15/30 AGMC Insured	A1/NR/NR	4,373,920

	Rhode Island Health and Education Building Corp., Johnson & Wales University
465,000	5.500%, 04/01/15 Series 1999 A NPFG Insured	NR/AA-/NR	470,473
900,000	5.500%, 04/01/16 Series 1999 A NPFG Insured	NR/AA-/NR	952,839
785,000	5.500%, 04/01/17 Series 1999 A NPFG Insured	NR/AA-/NR	862,173

	Rhode Island Health and Educational Building Corp., Higher Education Facility, New England Institute of Technology
1,250,000	4.750%, 03/01/30 Series 2010 A	NR/A/A+	1,327,275

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design
1,500,000	3.500%, 08/15/29 AGMC Insured Series B	A1/AA/NR	1,531,155
1,000,000	3.500%, 08/15/30 AGMC Insured Series B	A1/AA/NR	1,017,380
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	3,041,040
2,000,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,099,280

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC Insured	A1/AA/NR	2,231,040

	Rhode Island Health and Educational Building Corp., University of Rhode Island
1,000,000	4.500%, 09/15/26 Series 2005 G Refunding AMBAC Insured	Aa3/A+/NR	1,018,240

	Rhode Island Health and Education Facilities Authority, Providence College
1,000,000	4.000%, 11/01/31	A2/A/NR	1,046,130

	Total Higher Education		25,546,167

	Hospital (4.5%)

	Rhode Island Health & Education Building Corp., Hospital Financing, Care New England
500,000	5.000%, 09/01/20 Series 2013 A	NR/BBB-/BBB	552,440
500,000	5.000%, 09/01/22 Series 2013 A	NR/BBB-/BBB	548,540

	Rhode Island Health & Education Building Corp., Lifespan Obligation
1,500,000	5.250%, 05/15/26 NPFG Insured	A3/AA-/NR	1,503,690
2,500,000	5.000%, 05/15/20 Series A AGMC Insured	A2/AA/NR	2,635,950
5,000,000	5.000%, 05/15/26 Series A AGMC Insured	A2/AA/NR	5,258,650

	Total Hospital		10,499,270

	Housing (7.5%)

	Rhode Island Housing & Mortgage Finance Corp. Home Funding
2,485,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	2,634,199
1,290,000	4.100%, 04/01/28 Series 2010 #3	Aa2/NR/NR	1,346,773
1,505,000	4.050%, 10/01/26 2011 Series 4	Aa2/NR/NR	1,590,695
1,250,000	3.050%, 10/01/28 Series 5	Aa2/NR/NR	1,245,788
985,000	3.350%, 10/01/33 Series 5	Aa2/NR/NR	985,591
2,185,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	2,187,709

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,686,600
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,135,380
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,015,040
1,500,000	3.625%, 10/01/32 Series 1B	Aa2/NR/NR	1,530,930

	Total Housing		17,358,705

	Public School (24.3%)

	Providence, Rhode Island Public Building Authority, School Projects
3,000,000	4.500%, 05/15/27 Series A AGMC Insured	A2/AA/NR	3,103,020
2,000,000	4.500%, 05/15/26 Series 2007 A AGMC Insured	A2/AA/NR	2,070,980
3,000,000	4.500%, 05/15/28 Series 2007 A AGMC Insured	A2/AA/NR	3,099,540
3,000,000	4.500%, 05/15/27 Series 2007 B AGMC Insured	A2/AA/NR	3,103,020
2,000,000	4.500%, 05/15/28 Series 2007 C AGMC Insured	A2/AA/NR	2,066,360

	Rhode Island Certificates of Participation (School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGC Insured	Aa3/AA/AA-	1,136,210
500,000	5.625%, 04/01/29 Series C 2009 AGC Insured	Aa3/AA/AA-	567,800

	Rhode Island Health and Education Building Corp., Public School Financing Program
1,000,000	5.000%, 05/15/17 Series 2006 A AGMC Insured	A2/AA/NR	1,049,780
500,000	5.000%, 05/15/20 Series 2007 A AGMC Insured	Aa3/NR/NR	543,065
500,000	5.000%, 05/15/17 Series 2008 A AGMC Insured	Aa3/NR/NR	546,000
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	A2/AA/NR	1,039,340
1,125,000	5.000%, 05/15/24 Series 2008 B	A2/NR/NR	1,211,636
1,500,000	4.250%, 05/15/21 Series A AGMC Insured	Aa3/NR/NR	1,603,005
2,000,000	4.375%, 05/15/22 Series A AGMC Insured	Aa3/NR/NR	2,137,360
3,000,000	4.500%, 05/15/25 Series A AGMC Insured	Aa3/NR/NR	3,243,390
2,000,000	4.750%, 05/15/29 Series A AGMC Insured	Aa3/NR/NR	2,176,380

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,000,000	5.000%, 05/15/26 Series 2011 B	Aa3/NR/NR	1,137,900

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Pawtucket
1,570,000	4.000%, 05/15/26 Series 2014 C	A1/NR/NR	1,722,761

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
800,000	3.500%, 05/15/26 Series B MAC Insured	NR/AA/NR	869,152

	Rhode Island Health and Education Building Corp., Public School Financing Program, East Greenwich
1,150,000	3.125%, 05/15/28	Aa1/AA+/NR	1,168,538
1,000,000	3.250%, 05/15/29	Aa1/AA+/NR	1,021,020
1,000,000	3.375%, 05/15/30	Aa1/AA+/NR	1,025,900
1,200,000	3.500%, 05/15/31	Aa1/AA+/NR	1,236,924

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of East Providence
500,000	3.375%, 05/15/27 Series B	Aa3/NR/NR	512,950
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	1,019,080

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Newport
1,000,000	4.000%, 05/15/27 Series 2013C	NR/AA+/NR	1,087,600

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Schools
1,000,000	5.000%, 05/15/20 AGMC Insured	A2/AA/NR	1,047,840
2,000,000	4.500%, 05/15/22 Series 2013 A	A1/NR/NR	2,205,040
2,000,000	4.500%, 05/15/23 Series 2013 A	A1/NR/NR	2,206,260
2,000,000	4.500%, 05/15/24 Series 2013 A	A1/NR/NR	2,190,820

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B AGMC Insured	A1/AA/NR	1,033,780
1,000,000	4.000%, 05/15/33 AGMC Insured	A1/AA/NR	1,040,060

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Little Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,812,602

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Kingstown
1,500,000	3.750%, 05/15/28 Series 2013 A	Aa2/AA+/NR	1,596,180

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Providence
1,000,000	4.000%, 11/15/20 Series 2013 I	A1/A/NR	1,082,380
1,100,000	4.500%, 11/15/22 Series 2013 I	A1/A/NR	1,223,673

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of West Warwick
935,000	4.000%, 05/15/21	A1/NR/NR	1,018,673
745,000	3.000%, 11/15/21	A1/NR/NR	765,011

	Total Public School		56,721,030

	Student Loan (0.4%)

	State of Rhode Island Student Loan Authority
1,000,000	4.750%, 12/01/23 Senior Series 2010 B	NR/A+/A	1,047,140

	Transportation (8.2%)

	Rhode Island State Economic Development Corp., Airport Revenue
1,000,000	5.000%, 07/01/24 Series B	A3/BBB+/BBB+	1,151,280
2,000,000	4.000%, 07/01/24 Series B	A3/BBB+/BBB+	2,138,020
540,000	4.625%, 07/01/26 AGC Insured Series B	A3/AA/BBB+	587,693
1,000,000	5.000%, 07/01/18 AGC Insured Series C	A3/AA/BBB+	1,115,190
1,500,000	5.000%, 07/01/22 NPFG Insured Series C	A3/AA-/BBB+	1,531,980

	Rhode Island State Economic Development Corp., Motor Fuel Tax (Rhode Island Department of Transportation)
1,000,000	4.000%, 06/15/15 Series A AMBAC Insured	A3/A+/A	1,002,520
2,385,000	4.700%, 06/15/23 Series 2003 A AMBAC Insured	A3/A+/A	2,389,675
1,000,000	4.000%, 06/15/18 Series 2006 A AMBAC Insured	A3/A+/A	1,029,280

	Rhode Island State Economic Development Corp., (Rhode Island Airport Corp. Intermodal Facility Project)
1,000,000	4.250%, 07/01/17 CIFG Assurance North America, Inc. Insured	Baa1/BBB+/NR	1,041,920

	Rhode Island Economic Development Corp. (Rhode Island Department of Transportation)
1,500,000	5.250%, 06/15/21 AGC Insured	A2/AA/A+	1,698,000

	Rhode Island State Turnpike & Bridge Authority
500,000	4.125%, 12/01/23 Series 2010 A	NR/A-/A	534,400
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,727,072
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,174,120
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,080,440

	Total Transportation		19,201,590

	Water and Sewer (7.0%)

	Narragansett, Rhode Island Bay Commission Wastewater System
365,000	5.000%, 08/01/27 Series 2003 A NPFG Insured (pre-refunded)	A3/AA-/NR	375,030
1,000,000	5.000%, 02/01/32 Series 2007 A NPFG Insured	NR/AA-/NR	1,059,880
3,500,000	5.000%, 08/01/35 Series A NPFG Insured (pre-refunded)	A3/AA-/NR	3,596,180

	Rhode Island Clean Water Protection Finance Agency
1,545,000	4.750%, 10/01/18 Series A AMBAC Insured	Aaa/NR/NR	1,549,851
500,000	4.750%, 10/01/20 1999 Series A AMBAC Insured	Aaa/NR/NR	501,445
255,000	5.400%, 10/01/15 1993 Series A NPFG Insured	Aaa/AA-/NR	264,573

	Rhode Island Clean Water Finance Agency, Water Pollution Control Bonds
310,000	5.000%, 10/01/18 Series B NPFG Insured	Aaa/AAA/NR	311,054
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AAA/AAA	4,776,531

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,191,015
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,047,030
1,000,000	3.750%, 10/01/34	NR/AAA/AAA	1,043,140

	Rhode Island Water Resources Board Public Drinking Water Protection
595,000	4.250%, 03/01/15 Series 2002 NPFG Insured	A3/AA-/NR	596,726

	Total Water and Sewer		16,312,455

	Other Revenue(0.3%)

	State of Rhode Island Depositors Economic Protection Corp.
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	310,573
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/AA-/NR	280,414

	Total Other Revenue		590,987

	Total Revenue Bonds		159,158,089

	Total Investments (cost $218,910,432-note b)	97.8%	227,964,869
	Other assets less liabilities	2.2	5,053,420
	Net Assets	100.0%	$233,018,289

		Percent of
	Portfolio Distribution By Quality Rating	Investments †

	Aaa of Moody's or AAA of S&P or Fitch	7.6%
	Pre-refunded bonds †† / Escrowed to Maturity bonds	2.8
	Aa of Moody's or AA of S&P or Fitch	64.0
	A of Moody's or S&P or Fitch	23.1
	Baa of Moody's or BBB of S&P or Fitch	2.5
		100.0%

	PORTFOLIO ABBREVIATIONS:

	AGC - Assured Guaranty Corp.
	AGMC - Assured Guaranty Municipal Corp.
	AMBAC - American Municipal Bond Assurance Corp.
	CIFG - CDC IXIS Financial Guaranty
	ETM - Escrowed to Maturity
	MAC - Municipal Assurance Corp.
	NPFG - National Public Finance Guarantee
	NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	† Where applicable, calculated using the highest rating of the three NRSRO.

	†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2014
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $218,864,171 amounted to $9,100,698, which consisted of aggregate gross unrealized appreciation of $9,260,431 and aggregate gross unrealized depreciation of $159,733.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	227,964,869
Level 3 – Significant Unobservable Inputs	-
Total	$227,964,869

+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
December 31, 2014
(unaudited)
Principal Amount	General Obligation Bonds (25.2%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Hospital (0.8%)

	Rangely, Colorado Hospital District Refunding
$2,000,000	5.500%, 11/01/22	Baa1/NR/NR	$2,347,940

	Metropolitan District (5.3%)

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series A-1
2,600,000	5.000%, 12/01/25	NR/NR/A-	3,016,936

	Fraser Valley, Colorado Metropolitan Recreational District
1,875,000	5.000%, 12/01/25 (pre-refunded)	NR/A/NR	2,096,475

	Hyland Hills Metro Park & Recreation District, Colorado
875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	907,366

	Meridian Metropolitan District, Colorado Refunding
1,645,000	4.500%, 12/01/23 Series A	NR/A-/A	1,792,425

	North Metro Fire Rescue District, Colorado
1,200,000	4.625%, 12/01/20 AMBAC Insured	NR/AA/NR	1,286,964

	Park Creek Metropolitan District, Colorado Revenue Refunding & Improvement - Senior Property Tax Support
2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA/BBB	2,286,100

	Poudre Tech Metropolitan District, Colorado Unlimited Property Tax Supported Revenue Refunding & Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA/NR	2,203,786

	Stonegate Village Metropolitan District, Colorado Refunding & Improvement
175,000	5.000%, 12/01/23 NPFG Insured (pre-refunded)	A3/AA-/NR	189,789
325,000	5.000%, 12/01/23 NPFG Insured	A3/AA-/NR	349,567
315,000	5.000%, 12/01/24 NPFG Insured (pre-refunded)	A3/AA-/NR	341,621
585,000	5.000%, 12/01/24 NPFG Insured	A3/AA-/NR	628,530

	Total Metropolitan District		15,099,559

	School Districts (18.6%)

	Adams 12 Five Star Schools, Colorado
1,000,000	5.000%, 12/15/25	Aa2/AA-/NR	1,263,170

	Adams County, Colorado School District #50
1,000,000	4.000%, 12/01/23	Aa2/AA-/NR	1,136,890
3,000,000	4.000%, 12/01/24	Aa2/AA-/NR	3,387,390

	Adams & Arapahoe Counties, Colorado Joint School District #28J
2,500,000	5.500%, 12/01/23 (pre-refunded)	Aa2/AA-/NR	2,918,025

	Adams & Weld Counties, Colorado School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA-/NR	1,244,776
2,000,000	5.000%, 12/01/24	Aa2/AA-/NR	2,400,940
1,000,000	5.000%, 12/01/25	Aa2/AA-/NR	1,232,890
1,000,000	5.375%, 12/01/26 NPFG Insured (pre-refunded)	Aa2/AA-/NR	1,091,600

	Arapahoe County, Colorado School District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,798,505

	Boulder Larimer & Weld Counties, Colorado
1,260,000	5.000%, 12/15/26 AGMC Insured (pre-refunded)	Aa2/AA/NR	1,368,650
1,500,000	5.000%, 12/15/28	Aa2/AA/NR	1,700,805

	Denver, Colorado City & County School District No. 1
2,000,000	5.000%, 12/01/25 Series B	Aa2/AA-/AA+	2,473,740
3,000,000	4.000%, 12/01/26	Aa2/AA-/AA+	3,329,820
3,000,000	5.250%, 12/01/27 (pre-refunded)	Aa2/AA-/NR	3,509,640

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,170,000	5.000%, 12/01/25	Aa2/AA-/NR	1,417,736

	El Paso County, Colorado School District #20
1,500,000	4.500%, 12/15/25 AGMC Insured	Aa2/NR/NR	1,635,810

	El Paso County, Colorado School District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,191,898

	Gunnison Watershed, Colorado School District
1,025,000	5.250%, 12/01/26 (pre-refunded)	Aa2/AA-/NR	1,186,632

	Jefferson County, Colorado School District #R-001
3,000,000	5.250%, 12/15/25 AGMC Insured (pre-refunded)	Aa2/AA/NR	3,273,150

	La Plata County, Colorado School District #9-R Durango Refunding
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,448,980

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,700,715
750,000	4.500%, 12/01/26	Aa3/NR/NR	865,898

	Mesa County, Colorado Valley School District No. 051, Grand Junction Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,705,780

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa1/NR/NR	2,210,460

	Weld County, Colorado School District #2
90,000	5.000%, 12/01/15 AGMC Insured	Aa2/AA/NR	90,306

	Total School Districts		52,584,206

	Water & Sewer (0.5%)

	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,411,773

	Total Water & Sewer		1,411,773

	Total General Obligation Bonds		71,443,478

	Revenue Bonds (73.6%)

	Airport (3.9%)

	Denver, Colorado City & County Airport Revenue System, Series A
4,340,000	5.000%, 11/15/24	A1/A+/A+	5,040,650
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,411,925
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,491,490

	Walker Field, Colorado Public Airport Authority Airport Revenue
1,000,000	5.000%, 12/01/22	Baa2/NR/NR	1,066,080

	Total Airport		11,010,145

	Electric (3.7%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
2,000,000	4.750%, 11/15/27	Aa2/AA/AA	2,261,300

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
1,000,000	4.000%, 11/15/26	Aa2/AA/AA	1,104,200
1,000,000	4.000%, 11/15/27	Aa2/AA/AA	1,097,830

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
1,285,000	5.250%, 11/15/23	Aa2/AA/AA	1,475,912
2,600,000	5.000%, 11/15/23	Aa2/AA/AA	3,168,776

	Colorado Springs, Colorado Utilities Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA/AA	1,291,886

	Total Electric		10,399,904

	Higher Education (18.3%)

	Adams State College, Colorado Auxiliary Facilities Improvement Series A
1,000,000	5.200%, 05/15/27	Aa2/AA-/NR	1,137,830

	Adams State College, Colorado Auxiliary Facilities Refunding, Series B
3,000,000	4.500%, 05/15/29	Aa2/AA-/NR	3,229,500

	Colorado Educational & Cultural Facility Authority, Student Housing - Campus Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A/NR	3,219,284

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
1,700,000	5.000%, 09/01/22	A2/A+/NR	1,960,457
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,846,422

	Colorado Educational & Cultural Facility Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	935,314

	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/AA-/NR	1,245,210

	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project, Series B
3,085,000	5.000%, 03/01/22 NPFG/ FGIC Insured (pre-refunded)	A1/AA-/NR	3,253,935

	Colorado Educational & Cultural Facility Authority, University of Denver Project, Series B Refunding
3,620,000	5.250%, 03/01/23 NPFG Insured	A1/A+/AA	3,800,131

	Colorado School of Mines Enterprise Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,652,065

	Colorado State Board of Governors University Enterprise System, Series A
2,300,000	5.000%, 03/01/25	Aa2/AA-/NR	2,715,656
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AA/NR	1,019,894

	Colorado State COP University of Colorado at Denver Health Sciences Center Fitzsimons Academic Projects Series B
3,135,000	5.250%, 11/01/25 NPFG (pre-refunded)	A3/AA-/NR	3,265,353

	Mesa State College, Colorado Auxiliary Facilities Enterprise
1,000,000	5.000%, 05/15/20 Syncora Guarantee, Inc. Insured (pre-refunded)	A2/NR/NR	1,017,400
2,000,000	5.700%, 05/15/26 (pre-refunded)	NR/AA-/NR	2,281,880

	University of Colorado Enterprise System
1,270,000	5.000%, 06/01/25 Series A	Aa2/NR/AA+	1,565,681
2,000,000	5.000%, 06/01/27	Aa2/NR/AA+	2,275,160
2,000,000	4.750%, 06/01/27 Series A	Aa2/NR/AA+	2,274,820

	University of Colorado Enterprise System, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa2/NR/AA+	1,840,406

	University of Colorado Enterprise System, Refunding & Improvement
50,000	5.000%, 06/01/24 NPFG/ FGIC Insured (pre-refunded)	Aa2/NR/NR	50,921

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
1,000,000	5.000%, 06/01/25	Aa2/AA-/NR	1,221,430
2,810,000	5.000%, 06/01/26	Aa2/AA-/NR	3,239,368
2,940,000	5.000%, 06/01/28	Aa2/AA-/NR	3,364,830

	University of Northern Colorado Refunding
1,000,000	5.000%, 06/01/24 AGMC Insured (pre-refunded)	A1/AA/NR	1,019,440

	Western State College, Colorado Institutional Enterprise, SHEIP, Series A
1,160,000	5.000%, 05/15/24	Aa2/AA-/NR	1,339,150

	Western State College, Colorado, SHEIP
1,020,000	5.000%, 05/15/27	Aa2/AA-/NR	1,153,916

	Total Higher Education		51,925,453

	Hospital (11.0%)

	Colorado Health Facility Authority Hospital Revenue, Adventist Health/Sunbelt, Refunding
2,500,000	5.125%, 11/15/29	Aa2/AA-/AA	2,681,675

	Colorado Health Facility Authority Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	A1/AA/A+	1,100,390

	Colorado Health Facility Authority Hospital Revenue, Evangelical Lutheran Project Refunding
1,575,000	5.250%, 06/01/19	A3/BBB+/NR	1,664,129
1,000,000	5.250%, 06/01/21	A3/BBB+/NR	1,054,720
2,000,000	5.250%, 06/01/24	A3/BBB+/NR	2,110,020

	Colorado Health Facility Authority Hospital Revenue, NCMC, Inc. Project
2,000,000	5.250%, 05/15/26 Series A AGMC Insured	NR/AA/A+	2,277,120

	Colorado Health Facility Authority Hospital Revenue, Poudre Valley Health Care Series F Refunding
4,760,000	5.000%, 03/01/25	A1/A+/AA-	4,788,560

	Colorado Health Facility Authority Hospital Revenue Refunding, Catholic Health, Series A
2,000,000	5.250%, 07/01/24	A1/A/A+	2,271,120

	Colorado Health Facility Authority Hospital Revenue, Valley View Hospital Association, Refunding
1,500,000	5.500%, 05/15/28	NR/A-/NR	1,671,735

	Colorado Health Facility Authority, Catholic Health Initiatives, Series D
2,000,000	5.000%, 10/01/16	A1/A/A+	2,148,840
1,000,000	6.000%, 10/01/23	A1/A/A+	1,169,240

	Colorado Health Facility Authority, Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA-/AA-	3,491,460

	Denver, Colorado Health & Hospital Authority Healthcare, Series A Refunding
2,000,000	5.000%, 12/01/18	NR/BBB/BBB+	2,146,840
1,500,000	5.000%, 12/01/19	NR/BBB/BBB+	1,605,720

	Park Hospital District Larimer County, Colorado Limited Tax
1,010,000	4.500%, 01/01/21 AGC Insured	A3/AA/NR	1,042,977

	Total Hospital		31,224,546

	Housing (1.2%)

	Colorado Housing & Finance Authority, Single Family Mortgage Class II
510,000	5.500%, 11/01/29	Aaa/AAA/NR	531,277

	Colorado Housing Finance Authority, Single Family Mortgage Class III Series A-5
2,490,000	5.000%, 11/01/34	A2/A/NR	2,509,173

	Colorado Housing and Finance Authority, Multi-Family Project C1-II Series A-2
435,000	5.400%, 10/01/29	Aa2/AA/NR	465,306

	Total Housing		3,505,756

	Lease (16.3%)

	Adams 12 Five Star Schools, Colorado COP
1,770,000	4.625%, 12/01/24	Aa3/A+/NR	1,942,168
500,000	5.000%, 12/01/25	Aa3/A+/NR	559,630

	Adams County, Colorado Corrections Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,806,944
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,358,916

	Aurora, Colorado COP, Refunding Series A
1,500,000	5.000%, 12/01/26	Aa2/AA-/NR	1,706,130

	Brighton, Colorado COP Refunding Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	A1/AA/NR	2,138,092

	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,155,520

	Colorado Educational & Cultural Facilities Authority, Ave Maria School Project Refunding
1,000,000	4.850%, 12/01/25 Radian Insured	NR/NR/NR*	1,015,910

	Colorado Educational & Cultural Facilities Authority, Charter School - James, Refunding & Improvement
3,000,000	5.000%, 08/01/27 AGC Insured	NR/AA/NR	3,117,900

	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,301,140

	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,772,795

	Colorado State Higher Education Capital Construction Lease
3,000,000	5.250%, 11/01/23 (pre-refunded)	Aa2/AA-/NR	3,463,140
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	2,100,400

	Denver, Colorado City and County COP (Botanical Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,306,974

	Douglas County, Colorado School District No. RE-1 Douglas & Elbert Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,445,230

	El Paso County, Colorado COP (Judicial Complex Project) Series A
1,820,000	4.500%, 12/01/26 AMBAC Insured	NR/AA-/NR	1,981,543

	Garfield County, Colorado COP Public Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,145,270

	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,147,409

	Pueblo, Colorado COP (Police Complex Project)
2,170,000	5.500%, 08/15/22 AGC Insured	Aa3/AA/NR	2,467,182

	Rangeview Library District Project, Colorado COP
2,210,000	5.000%, 12/15/26 AGC Insured	Aa3/AA/NR	2,470,758
1,000,000	5.000%, 12/15/28 AGC Insured	Aa3/AA/NR	1,111,950

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA/NR	1,635,829

	Total Lease		46,150,830

	Sales Tax (7.6%)

	Boulder, Colorado General Fund Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AA+/NR	2,524,768

	Boulder County, Colorado Open Space Capital Improvement Series A
1,500,000	5.000%, 01/01/24 AGMC Insured (pre-refunded)	A2/AA/NR	1,500,000

	Castle Rock, Colorado Sales & Use Tax
1,015,000	4.000%, 06/01/25	Aa3/AA-/NR	1,112,785

	Commerce City, Colorado Sales & Use Tax
1,000,000	5.000%, 08/01/21 AMBAC Insured	NR/A+/NR	1,064,070

	Denver, Colorado City & County Excise Tax Refunding Series A
4,000,000	5.250%, 09/01/19 AGMC Insured	A1/AA/AA-	4,607,400

	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	2,248,175

	Greeley, Colorado Sales & Use Tax Refunding
2,170,000	4.000%, 10/01/22	Aa3/AA/NR	2,459,413

	Gypsum County, Colorado Sales Tax & General Fund
1,690,000	5.250%, 06/01/30 AGC Insured	NR/AA/NR	1,721,282

	Park Meadows Business Implementation District, Colorado Shared Sales Tax
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,596,045

	Pueblo, Colorado Urban Renewal Authority, Refunding & Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,400,150

	Westminster, Colorado Economic Development Authority, Mandalay Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/A/NR	1,151,214

	Total Sales Tax		21,385,302

	Transportation (1.3%)

	Regional Transportation District, Colorado COP, Series A
3,500,000	5.000%, 06/01/25 AMBAC Insured (pre-refunded)	Aa3/A/A	3,568,040

	Water & Sewer (9.2%)

	Aurora, Colorado Water Improvement First Lien, Series A
1,250,000	5.000%, 08/01/25 AMBAC Insured	Aa2/NR/AA+	1,373,500

	Broomfield, Colorado Sewer and Waste Water
1,975,000	4.000%, 12/01/21 AGMC Insured	A2/NR/NR	2,208,188
1,550,000	5.000%, 12/01/24 AGMC Insured	A2/AA/NR	1,816,585

	Broomfield, Colorado Water Activity Enterprise
3,385,000	5.000%, 12/01/21	A1/NR/NR	4,051,100

	Colorado Water Resource & Power Development Authority
2,675,000	5.000%, 09/01/16 NPFG Insured	A3/AA-/NR	2,683,159
1,855,000	5.000%, 09/01/17 NPFG Insured	A3/AA-/NR	1,858,413

	Denver, Colorado City and County Board Water Commissioners Master Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aaa/AAA/AAA	1,111,880

	Erie, Colorado Water Enterprise Revenue, Series A
1,000,000	5.000%, 12/01/25 AGMC Insured	A1/NR/NR	1,104,750

	Greeley, Colorado Water Revenue
1,920,000	4.200%, 08/01/24 NPFG Insured	NR/AA/NR	2,004,979

	North Weld County, Colorado Water District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	1,662,467

	Parker, Colorado Water & Sanitation District Water & Sewer Enterprise Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA/NR	1,194,280

	Thorton, Colorado Water Enterprise Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,214,556

	Woodmoor, Colorado Water & Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,823,813

	Total Water & Sewer		26,107,670

	Miscellaneous Revenue (1.1%)

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Kent Denver School Project
1,000,000	5.000%, 10/01/30	NR/A/NR	1,118,560

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Vail Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	1,996,394

	Total Miscellaneous Revenue		3,114,954

	Total Revenue Bonds		208,392,600

Total Investments (cost $262,016,211-note b)	98.8%	279,836,078
Other assets less liabilities	1.2	3,261,095
Net Assets	100.0%	$283,097,173

	Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa of Moody's or AAA of S&P or Fitch	0.6%
Pre-refunded Bonds†† / Escrowed to Maturity Bonds	12.6
Aa of Moody's or AA of S&P or Fitch	63.3
A of Moody's or S&P or Fitch	19.0
Baa of Moody's or BBB of S&P or Fitch	3.3
Not Rated*	1.2
	100.0%

PORTFOLIO ABBREVIATIONS:

ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BEST - Building Excellent Schools Today
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
NCMC - Northern Colorado Medical Center
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
December 31, 2014
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $261,938,305 amounted to $17,897,773, which consisted of aggregate gross unrealized appreciation of $18,010,202 and aggregate gross unrealized depreciation of $112,429.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	279,836,078
Level 3 – Significant Unobservable Inputs	-
Total	$279,836,078

+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
December 31, 2014
(unaudited)
Amount	General Obligation Bonds (18.8%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City, County and State (2.3%)

	Coral Canyon, Utah Special Service District
$60,000	4.850%, 07/15/17 (pre-refunded)	NR/NR/NR*	$60,844

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/29	Aa2/AA+/NR	1,133,470

	McKinney, Texas
1,700,000	4.500%, 08/15/23 Syncora Guarantee, Inc. Insured (pre-refunded)	Aa1/AAA/NR	1,745,271
1,375,000	5.000%, 08/15/24 AMBAC Insured	Aa1/AAA/NR	1,439,061

	Washington State Various Purpose
1,405,000	5.000%, 07/01/30 Series A (pre-refunded)	Aa1/AA+/NR	1,553,270
2,465,000	5.000%, 07/01/31 Series A (pre-refunded)	Aa1/AA+/NR	2,725,131

	Total City, County and State		8,657,047

	Education - Public Schools (0.7%)

	Florida State Board of Education Public Education Capital Outlay
2,000,000	4.750%, 06/01/30 2005 Series F	Aa1/AAA/AAA	2,117,540

	Houston, Texas Community College System (Harris and Fort Bend Counties)
500,000	5.000%, 02/15/27	Aa1/AA+/NR	502,430

	Total Education - Public Schools		2,619,970

	Hospital (0.6%)

	Skagit County, Washington Public Hospital District No. 002, Refunding, Island Hospital
1,120,000	0.250%, 12/01/15	A1/NR/NR	1,119,395

	Whidbey Island, Washington Public Hospital District
1,000,000	5.500%, 12/01/33	A2/NR/NR	1,134,050

	Total Hospital		2,253,445

	Local Public Property (7.7%)

	Clark County, Nevada, Refunding
2,280,000	5.000%, 12/01/29 Series A	Aa1/AA/NR	2,617,417
1,000,000	5.000%, 07/01/23 Series B	Aa1/AA/NR	1,152,470
2,000,000	5.000%, 11/01/28 AGMC Insured	Aa1/AA/AA	2,148,000
2,000,000	4.750%, 06/01/30 AGMC Insured	Aa1/AA/NR	2,097,880
1,000,000	4.750%, 11/01/27 NPFG/ FGIC Insured	Aa1/AA/NR	1,048,610

	Henderson, Nevada Refunding Various Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA/NR	1,145,950
750,000	5.000%, 06/01/30 Series 2014	Aa2/AA/NR	884,873
750,000	5.000%, 06/01/35 Series 2014	Aa2/AA/NR	868,088

	Hurst, Texas Refunding & Improvement
570,000	0.050%, 08/15/15	Aa2/AA/NR	569,270

	Miami-Dade County, Florida Building Better Communities Program
1,170,000	5.000%, 07/01/29 NPFG/ FGIC Insured	Aa2/AA/AA	1,195,412
1,605,000	5.625%, 07/01/38	Aa2/AA/NR	1,818,513

	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	A1/A+/NR	1,168,550

	Orem, Utah Refunding
690,000	0.250%, 12/01/16	NR/AA/AA+	686,605
900,000	0.250%, 12/01/17	NR/AA/AA+	881,901

	Reno, Nevada, Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/A-/NR	1,133,250

	San Angelo, Texas Certificates of Obligation
2,765,000	5.000%, 02/15/30 Series A	Aa2/AA/AA+	3,139,934

	San Patricio County, Texas Certificates of Obligation
2,260,000	4.750%, 04/01/31 AMBAC Insured	Aa3/NR/NR	2,354,400

	State of Washington
1,500,000	zero coupon, 01/01/18 Series S-2 AGMC Insured	Aa1/AA+/AA+	1,454,250

	Washoe County, Nevada Refunding Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,313,220

	Total Local Public Property		28,678,593

	School District (3.8%)

	Brownsboro, Texas Independent School District
490,000	zero coupon, 08/15/16 PSF Guaranteed	NR/AAA/NR	481,739

	Clark County, Nevada School District
500,000	5.000%, 06/15/28 Series A	A1/AA-/A	554,220

	Comal, Texas Independent School District
1,125,000	5.000%, 02/01/36 PSF Guaranteed	Aaa/NR/AAA	1,170,034

	Granite School District, Utah, Salt Lake County School Building School Board Guaranty Program
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,161,170

	Irving, Texas Independent School District Capital Appreciation Refunding
1,000,000	zero coupon, 02/15/20 PSF Guaranteed	Aaa/AAA/NR	811,690

	Magnolia, Texas Independent School District Schoolhouse
1,495,000	5.000%, 08/15/25 NPFG/ FGIC Insured (pre-refunded)	Aa3/NR/NR	1,538,878

	Midlothian, Texas Independent School District
1,145,000	zero coupon, 02/15/18 PSF Guaranteed	Aaa/AAA/NR	1,099,795

	Schertz-Cibolo Universal City, Texas Independent School District
2,325,000	5.000%, 02/01/36 PSF Guaranteed	Aaa/NR/AAA	2,412,002

	Spring, Texas Independent School District
1,000,000	5.000%, 08/15/25 BAMI Insured	Aa3/AA/NR	1,213,290

	Uintah County, Utah School District School Board Guaranty Program
455,000	4.250%, 02/01/24 (pre-refunded)	Aaa/NR/NR	482,600

	Wasatch County, Utah School District School Board Guaranty Program
880,000	5.000%, 06/01/25 (pre-refunded)	Aaa/NR/NR	936,954

	Washoe County, Nevada School District Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	Aa3/AA/NR	2,262,480

	Total School District		14,124,852

	Transportation (1.8%)

	Texas State Transportation Commission Mobility Fund
1,140,000	5.000%, 04/01/27 Series A (pre-refunded)	Aaa/AAA/NR	1,252,849
5,000,000	5.000%, 04/01/35 (pre-refunded)	Aaa/AAA/NR	5,296,800

	Total Transportation		6,549,649

	Utilities (1.9%)

	Central Utah Water Conservancy District Refunding
765,000	5.000%, 04/01/28 Series B	NR/AA+/AAA	883,850

	Harris County, Texas Flood Control District Improvement
1,000,000	4.750%, 10/01/29	Aaa/AAA/AAA	1,063,830

	Las Vegas Valley, Nevada Water District Refunding
1,000,000	5.000%, 06/01/30 Series C	Aa2/AA+/NR	1,147,050

	Las Vegas Valley, Nevada Water District Refunding & Water Improvement
2,600,000	5.000%, 02/01/38 Series A	Aa2/AA+/NR	2,837,562

	Virgin Valley, Nevada Water District
955,000	5.000%, 03/01/34 AGC Insured	A1/NR/NR	1,036,299

	Total Utilities		6,968,591

	Total General Obligation Bonds		69,852,147

	Revenue Bonds (79.3%)

	Airport (2.4%)

	Alaska State International Airport Revenue
35,000	5.000%, 10/01/24 AMBAC Insured AMT	A1/NR/A+	35,110

	Broward County, Florida Airport System Revenue Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A	1,155,180

	Clark County, Nevada Passenger Facilities Charge Revenue Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	A1/A+/NR	1,690,515

	Jacksonville, Florida Aviation Authority
1,895,000	5.000%, 10/01/26 AMBAC Insured AMT	A2/A/A	2,035,344

	Miami-Dade County, Florida Aviation Revenue Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A/A	1,966,819

	Miami-Dade County, Florida Aviation Revenue Refunding
1,000,000	5.000%, 10/01/30 Series B	A2/A/A	1,182,560

	Reno-Tahoe, Nevada Airport Authority Revenue Refunding
1,000,000	5.000%, 07/01/26 AGMC Insured	A2/NR/A	1,020,430

	Total Airport		9,085,958

	Education (8.8%)

	Florida Higher Education Facilities Authority Revenue, Refunding, Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	1,110,770

	Forney, Texas Independent School District Capital Appreciation Refunding
1,000,000	zero coupon, 08/15/39 AGMC Insured	NR/AA/NR	304,520

	Hammond, Indiana School Building Corp. First Mortgage
1,030,000	5.000%, 07/15/31 NPFG Insured (pre-refunded)	A3/AA+/NR	1,031,246

	Hillsborough County, Florida School Board COP
1,500,000	5.000%, 07/01/31 NPFG Insured	Aa2/AA-/AA	1,576,410

	Salt Lake County, Utah Westminster College Project
825,000	4.750%, 10/01/20	NR/BBB/NR	879,582
870,000	4.750%, 10/01/21	NR/BBB/NR	926,376
2,300,000	5.000%, 10/01/22	NR/BBB/NR	2,363,480
1,250,000	5.000%, 10/01/25	NR/BBB/NR	1,280,850
600,000	5.000%, 10/01/27	NR/BBB/NR	630,930
2,025,000	5.125%, 10/01/28	NR/BBB/NR	2,070,806
315,000	5.125%, 10/01/30	NR/BBB/NR	320,818

	Texas State University System Financing Revenue
2,000,000	5.250%, 03/15/25	Aa2/NR/AA	2,240,820

	Tooele County, Utah Municipal Building Authority School District Lease Revenue
1,000,000	5.000%, 06/01/28	A1/A+/NR	1,097,160

	Utah State Board of Regents
2,980,000	4.500%, 04/01/29	Aa2/AA/NR	3,293,198

	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	428,979
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	444,444
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	471,078
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	125,580

	Utah State Board of Regents Office Facility Revenue
1,045,000	5.000%, 04/01/23 NPFG Insured (pre-refunded)	Aa2/AA-/NR	1,056,986

	Utah State Board of Regents, Utah, Valley University Student Center Building Fee And Unified System Revenue
3,005,000	5.000%, 11/01/28 Series 2012A	NR/AA/NR	3,530,815

	Utah State University Student Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,497,423
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,574,591

	Warsaw, Indiana Multi-School Building Corp., First Mortgage
1,800,000	5.450%, 01/15/28 Series B	NR/AA+/NR	2,012,904

	Washington State Higher Education Facilities Authority Revenue, Refunding, Gonzaga University Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	1,063,535

	Weber State University, Utah Student Facilities System
1,275,000	5.125%, 04/01/32 NPFG Insured	A3/AA/NR	1,312,026

	Total Education		32,645,327

	Education - Charter Schools (9.7%)

	Utah County, Utah Charter School Revenue Lakeview Academy
125,000	5.350%, 07/15/17 Series A	NR/BBB-/NR	129,778
610,000	4.500%, 07/15/22	NR/BBB-/NR	620,181

	Utah County, Utah Charter School Revenue Renaissance Academy
150,000	5.350%, 07/15/17 Series A 144A	NR/NR/NR*	153,621

	Utah County, Utah Charter School Revenue, Ronald Wilson Reagan Academy
1,000,000	6.000%, 02/15/38 Series A	NR/BB+/NR	1,028,690

	Utah State Charter School Finance Authority Fast Forward Academy
2,691,800	6.500%, 11/15/37 144A	NR/NR/NR*	2,678,826

	Utah State Charter School Finance Authority George Washington Academy
1,000,000	6.750%, 07/15/28	NR/BB+/NR	1,052,690

	Utah State Charter School Finance Authority Good Foundations Academy
1,000,000	4.750%, 11/15/24 Series A	NR/NR/NR*	1,002,590
1,655,000	5.550%, 11/15/34 Series A	NR/NR/NR*	1,659,204
3,280,000	5.850%, 11/15/44 Series A	NR/NR/NR*	3,288,266

	Utah State Charter School Finance Authority Hawthorn Academy Project
2,165,000	5.000%, 10/15/29 Series 2014	NR/AA/NR	2,535,410

	Utah State Charter School Finance Authority Legacy Preparatory Academy
405,000	4.000%, 04/15/22	NR/AA/NR	452,021
440,000	4.000%, 04/15/24	NR/AA/NR	495,097
2,530,000	5.000%, 04/15/29	NR/AA/NR	2,974,597
1,635,000	5.000%, 04/15/34	NR/AA/NR	1,892,186

	Utah State Charter School Finance Authority Monticello Academy (School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,126,320

	Utah State Charter School Finance Authority Ogden Preparatory Academy School Board Guaranty Program
475,000	4.000%, 10/15/22	NR/AA/NR	530,024
505,000	4.000%, 10/15/23	NR/AA/NR	558,207
525,000	4.000%, 10/15/24	NR/AA/NR	576,424

	Utah State Charter School Finance Authority Providence Hall Elementary School (School Board Guaranty Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/AA/NR	1,179,170
1,000,000	5.000%, 10/15/33 Series 2013A	NR/AA/NR	1,135,080

	Utah State Charter School Finance Authority, Refunding & Improvement, Davinci Academy
1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	1,118,630

	Utah State Charter School Finance Authority Ronald Wilson Reagan Academy
1,100,000	5.750%, 02/15/22 Series A	NR/BB+/NR	1,152,085

	Utah State Charter School Finance Authority Venture Academy
600,000	0.500%, 10/15/19	NR/AA/NR	577,848
675,000	4.000%, 10/15/24	NR/AA/NR	774,920
855,000	5.000%, 10/15/29	NR/AA/NR	1,005,249
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,269,236
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,258,286
2,115,000	5.000%, 10/15/44	NR/AA/NR	2,413,215

	Utah State Charter School Finance Authority Wasatch Peak Academy Project, School Board Guaranty Program
740,000	5.000%, 10/15/29	NR/AA/NR	849,461
700,000	5.000%, 10/15/36	NR/AA/NR	782,299

	Total Education - Charter Schools		36,269,611

	Hospital (4.8%)

	Brevard County, Florida Health Facilities Authority Health First Inc. Project
1,815,000	5.000%, 04/01/18	A3/A-/NR	1,899,579
750,000	5.000%, 04/01/30	A3/A-/NR	855,893

	Campbell County, Wyoming Hospital District, Hospital Revenue, Memorial Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-/NR	1,178,757
1,000,000	5.500%, 12/01/34	NR/A-/NR	1,129,710

	Harris County, Texas Health Facilities Development Corp., Christus Health
260,000	4.750%, 07/01/30 AGMC Insured (pre-refunded)	NR/NR/NR*	305,089

	Harris County, Texas Health Facilities Development Corp., Christus Health, unrefunded balance
540,000	4.750%, 07/01/30 AGMC Insured	NR/AA/NR	582,368

	Henderson, Nevada Health Care Facilities, Catholic Healthcare West
1,350,000	5.250%, 07/01/31 Series B	A3/A/A	1,455,543

	Indiana Finance Authority Hospital Revenue, Parkview Health System, unrefunded balance
300,000	5.875%, 05/01/29	A1/A+/NR	300,000

	King County, Washington Public Hospital District No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A+/NR	1,160,740

	Reno, Nevada Hospital Revenue, Washoe Medical Center
725,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	798,457
680,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	749,605

	Richmond, Indiana Hospital Revenue
250,000	5.000%, 01/01/19	NR/A/A	261,685

	Riverton, Utah Hospital Revenue, Intermountain Health Care Health Services, Inc.
940,000	5.000%, 08/15/36	Aa1/AA+/NR	1,038,221

	Tarrant County, Texas Cultural Education Facilities Finance Corp. Hospital Refunding, Scott & White Healthcare Project
1,000,000	5.250%, 08/15/25	Aa3/A+/NR	1,161,220

	Utah County, Utah Hospital Revenue, IHC Health Services, Inc.
1,205,000	5.000%, 05/15/25	Aa1/AA+/NR	1,403,367
880,000	5.000%, 05/15/28	Aa1/AA+/NR	1,007,450
500,000	5.000%, 05/15/29	Aa1/AA+/NR	569,265

	Utah State Board of Regents, University of Utah Hospital Revenue, unrefunded Balance
1,245,000	5.000%, 08/01/31	NR/AA/NR	1,417,669

	Washington State Health Care Facilities Authority Revenue, Refunding, Fred Hutchinson Cancer
595,000	5.000%, 01/01/18	A3/A/NR	652,114

	Total Hospital		17,926,732

	Housing (0.9%)

	Utah Housing Corporation Single Family Mortgage
670,000	6.100%, 01/01/29 AMT	Aa3/AA-/AA-	694,267
405,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	425,408
1,360,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	1,429,863
240,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	251,659
525,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	552,636

	Total Housing		3,353,833

	Local Public Property (14.7%)

	CIVIC Ventures, Alaska Revenue Anchorage Convention Center
1,285,000	4.625%, 09/01/30 NPFG Insured	A1/AA-/A+	1,311,214

	Clark County, Nevada Improvement District Special Local Improvement #128 (Summerlin)
500,000	5.000%, 02/01/21 Series A	NR/NR/NR*	472,180

	Cottonwood Heights, Utah Sales Tax Revenue
2,000,000	5.000%, 07/01/32 Series 2014	NR/AA-/NR	2,331,700

	Draper, Utah Sales Tax Revenue
1,000,000	5.000%, 05/01/32 Series A	NR/AA/NR	1,149,640

	Eagle Mountain, Utah Special Assessment Area
670,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	752,417

	Harris County, Texas Sports Refunding Senior Lien
500,000	5.000%, 11/15/30 Series A	A2/A-/NR	577,390

	Herriman, Utah Special Assessment Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/AA-/NR	1,192,460
1,150,000	5.000%, 11/01/25	NR/AA-/NR	1,321,994
1,975,000	5.000%, 11/01/29	NR/AA-/NR	2,074,520

	Jacksonville, Florida Special Revenue and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	Aa3/AA-/AA-	1,196,147

	Miami-Dade County, Florida Special Obligation Capital Appreciation Subordinated
3,000,000	0.000%, 10/01/38 NPFG Insured Series A	A2/AA-/A+	881,670

	New Albany, Indiana Development Authority
500,000	4.250%, 02/01/22	NR/A+/NR	527,385

	Orem, Utah Special Assessment
940,000	7.750%, 11/01/25	NR/NR/NR*	948,855

	Reedy Creek, Florida Improvement District
1,000,000	5.250%, 06/01/29 Series A	Aa3/A+/AA-	1,175,740

	Riverton City, Utah Franchise & Sales Tax Revenue
1,585,000	5.000%, 06/01/31 AMBAC Insured	NR/AA-/AA	1,715,033
1,000,000	5.250%, 12/01/36	NR/AA-/AA	1,148,380

	Salt Lake City, Utah Local Building Authority Lease Revenue
955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	1,062,438

	Salt Lake Valley, Utah Fire Service District Lease Revenue
500,000	5.000%, 04/01/22	Aa2/NR/AA-	557,080
2,645,000	5.200%, 04/01/28	Aa2/NR/AA-	2,939,653
1,000,000	5.250%, 04/01/30	Aa2/NR/AA-	1,111,960

	Spanish Fork City, Utah Sales Tax Revenue Refunding
1,115,000	0.750%, 04/15/18 Series 2014	NR/AA-/NR	1,100,706

	St. Augustine, Florida Capital Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/A+/A+	556,805

	St. Lucie County, Florida School Board COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	Aa3/A/A+	571,610

	Twin Creeks, Utah Special Service District Special Assessment Red Ledges Assessment Area Series B
10,713,528	10.000%, 07/15/30 144A	NR/NR/NR*	10,803,093

	Uintah County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	553,095
2,000,000	5.300%, 06/01/28	NR/A+/NR	2,217,420
1,005,000	5.500%, 06/01/37	NR/A+/NR	1,114,183
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,239,347

	Washington County/St. George Interlocal Agency, Utah Lease Revenue Refunding
650,000	0.500%, 12/01/15 Series A	A1/A+/NR	651,112
1,365,000	0.500%, 12/01/16 Series A	A1/A+/NR	1,352,674

	Weber County, Utah Special Assessment Summit Mountain Area
1,500,000	5.500%, 01/15/28	NR/AA-/NR	1,783,335
4,130,000	5.750%, 01/15/33	NR/AA-/NR	4,967,316

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
1,645,000	4.500%, 08/01/22 Series A NPFG/ FGIC Insured	A3/AA-/A+	1,733,896

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,494,290

	Total Local Public Property		54,586,738

	State Agency (1.8%)

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,000,000	5.500%, 10/15/30 Series A AGMC Insured	A2/AA/NR	1,172,260
1,475,000	5.250%, 10/15/33 Series A AGMC Insured	A2/AA/NR	1,653,977

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
465,000	5.000%, 05/15/21 (pre-refunded)	Aa1/AA+/NR	494,997
510,000	5.000%, 05/15/23 (pre-refunded)	Aa1/AA+/NR	542,900
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,217,680
1,575,000	5.000%, 05/15/26	Aa1/AA+/NR	1,778,963

	Total State Agency		6,860,777

	Tax Revenue (3.9%)

	Bountiful City, Utah Sales Tax Refunding Bond
635,000	4.000%, 06/01/17	NR/AA/NR	666,166

	Brigham, Utah Special Assessment Voluntary Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR/NR	1,311,764
617,000	5.500%, 08/01/29	A1/NR/NR	709,970

	Clark County, Nevada Improvement District
250,000	5.000%, 08/01/16	NR/NR/NR*	250,070

	Henderson, Nevada Local Improvement District
280,000	5.000%, 09/01/15	NR/NR/NR*	283,839
210,000	5.000%, 03/01/16	NR/NR/NR*	210,548

	Holladay, Utah Redevelopment Agency
1,742,500	4.900%, 12/30/20	NR/NR/NR*	1,742,570

	Jordanelle, Utah Special Service District
196,000	5.100%, 11/15/15	NR/NR/NR*	196,566
206,000	5.200%, 11/15/16	NR/NR/NR*	206,441
216,000	5.300%, 11/15/17	NR/NR/NR*	216,430
228,000	5.400%, 11/15/18	NR/NR/NR*	228,372
240,000	5.500%, 11/15/19	NR/NR/NR*	240,278
253,000	5.600%, 11/15/20	NR/NR/NR*	253,096
268,000	5.700%, 11/15/21	NR/NR/NR*	268,013
283,000	5.800%, 11/15/22	NR/NR/NR*	282,963
299,000	6.000%, 11/15/23	NR/NR/NR*	299,009

	La Verkin, Utah Sales and Franchise Tax Revenue
571,000	5.100%, 07/15/27**	NR/NR/NR*	577,532

	Mesquite, Nevada New Special Improvement District
120,000	5.250%, 08/01/17	NR/NR/NR*	118,104
255,000	5.350%, 08/01/19	NR/NR/NR*	243,456
105,000	5.400%, 08/01/20	NR/NR/NR*	98,874
400,000	5.500%, 08/01/25	NR/NR/NR*	359,832

	Payson City, Utah Sales Tax Revenue
445,000	5.000%, 08/01/21 AGMC Insured (pre-refunded)	A2/AA/NR	476,849

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	5.000%, 06/01/24 AMBAC Insured	NR/AA-/AA	818,978

	Salt Lake City, Utah Sales Tax
1,060,000	5.000%, 02/01/23 (pre-refunded)	NR/AAA/NR	1,063,572
1,115,000	5.000%, 02/01/24 (pre-refunded)	NR/AAA/NR	1,118,758

	Springville, Utah Special Assessment Revenue
116,000	5.500%, 01/15/17	NR/NR/NR*	116,036
122,000	5.650%, 01/15/18	NR/NR/NR*	122,021
130,000	5.800%, 01/15/19	NR/NR/NR*	130,009
112,000	5.900%, 01/15/20	NR/NR/NR*	111,990

	West Valley City, Utah Redevelopment Agency
320,000	5.000%, 03/01/22	NR/A-/NR	321,770
350,000	5.000%, 03/01/23	NR/A-/NR	351,915
1,000,000	5.000%, 03/01/24	NR/A-/NR	1,005,390

	Total Tax Revenue		14,401,181

	Transportation (7.2%)

	Dallas, Texas Area Rapid Transit Sales Tax Revenue Refunding Senior Lien
1,435,000	5.000%, 12/01/36 AMBAC Insured (pre-refunded)	NR/NR/NR*	1,554,837
1,035,000	5.000%, 12/01/36 AMBAC Insured	NR/AA+/NR	1,105,918

	North Texas Turnpike Authority Revenue
2,000,000	6.100%, 01/01/28	A2/A-/NR	2,335,240

	Texas State Transportation Commission Highway Improvement
1,000,000	5.000%, 04/01/29	Aaa/AAA/AAA	1,212,360

	Utah Transit Authority Sales Tax Revenue
2,000,000	5.000%, 06/15/27 Series A	Aa2/AAA/AA	2,237,500
1,000,000	5.000%, 06/15/28 Series A	Aa2/AAA/AA	1,116,970
6,920,000	5.000%, 06/15/36 AGMC Insured Series A	Aa2/AAA/AA	7,636,220

	Utah Transit Authority Sales Tax Revenue Capital Appreciation Refunding
2,000,000	zero coupon, 06/15/29 NPFG Insured Series A	A1/AA-/A+	1,057,140

	Utah Transit Authority Sales Tax Revenue Refunding
5,185,000	zero coupon, 06/15/23 Series A NPFG Insured	A1/AA-/A+	3,736,155
1,000,000	5.000%, 06/15/32	A1/A/A+	1,129,640

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	258,307

	Washoe County, Nevada Highway Revenue Fuel Tax
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,137,800
1,000,000	5.000%, 02/01/32	A1/A+/NR	1,094,930
1,000,000	5.000%, 02/01/38	A1/A+/NR	1,066,180

	Total Transportation		26,679,197

	Utility (12.6%)

	Clark County, Washington Public Utility District No. 001 Electric Revenue Refunding
880,000	5.000%, 01/01/30	A1/A/A+	1,025,121

	Clark County, Washington Public Utility District No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A1/A/A+	1,132,550

	Consolidated Wyoming Municipalities Electric Facilities Improvement Lease, Gillette
1,000,000	5.000%, 06/01/31	A2/A+/NR	1,155,680

	Cowlitz County, Washington Public Utility District Electric Revenue
650,000	4.500%, 09/01/26 NPFG Insured	A1/NR/A	684,002

	Douglas County, Washington Public Utility District No. 001 Electric Distribution System
635,000	0.050%, 12/01/15	Aa3/AA/NR	634,086

	Eagle Mountain, Utah Gas & Electric
1,440,000	5.000%, 06/01/21 Radian Insured	NR/NR/NR*	1,451,203
1,215,000	5.000%, 06/01/22 Radian Insured	NR/NR/NR*	1,224,113
325,000	5.000%, 06/01/24 AGMC Insured	NR/AA/A	372,375

	Energy Northwest, Washington Wind Project
1,000,000	4.500%, 07/01/30 Series A AMBAC Insured (pre-refunded)	A2/A/A-	1,060,380

	Florida State Governmental Utility Authority Refunding Revenue Bonds (Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC Insured	A2/AA/NR	577,015

	Houston, Texas Utility System Revenue, Refunding
450,000	5.000%, 11/15/35 AGMC Insured (pre-refunded)	Aa2/AA/AA	468,635

	Intermountain Power Agency, Utah Power Supply Revenue, Refunding
1,000,000	4.250%, 07/01/19 Series B (pre-refunded)	A1/A+/AA-	1,000,000

	Jacksonville Electric Authority, Florida Electric System Revenue
500,000	4.500%, 10/01/32 Series Three 2012A	Aa2/AA-/AA	530,940

	Lower Colorado River Authority, Texas
60,000	5.250%, 05/15/29 (pre-refunded)	NR/NR/NR*	70,288
5,000	5.250%, 05/15/29 (pre-refunded)	NR/NR/NR*	5,857

	Lower Colorado River Authority, Texas, unrefunded balance
1,470,000	5.250%, 05/15/29	A1/A/A	1,644,283

	North Slope Borough, Alaska Service Area 10 Water & Wastewater Facilities
1,000,000	5.250%, 06/30/27	NR/A-/NR	1,155,990
1,000,000	5.250%, 06/30/28	NR/A-/NR	1,153,440
1,000,000	5.250%, 06/30/34	NR/A-/NR	1,098,370

	San Antonio, Texas Electric & Gas Revenue System
1,000,000	5.000%, 02/01/32	Aa1/AA/AA+	1,094,810

	San Jacinto, Texas River Authority Woodlands Waste Disposal
1,000,000	5.000%,10/01/30 BAMI Insured	NR/AA/NR	1,156,820

	Santa Clara, Utah Electric Revenue
1,005,000	4.250%, 08/01/26 AGC Insured	A3/NR/NR	1,007,241

	Sarasota, Florida Utility System Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA+	1,703,747

	St. George, Utah Electric Revenue
500,000	4.500%, 06/01/20 AGMC Insured (pre-refunded)	A2/NR/NR	508,715
3,750,000	5.000%, 06/01/38 AGMC Insured	A2/NR/NR	3,904,388

	Tacoma, Washington Solid Waste Utility Revenue
1,000,000	5.000%, 12/01/23 Syncora Guarantee, Inc. Insured	A2/AA/AA-	1,075,790

	Tallahassee, Florida Consolidated Utility System
1,500,000	5.000%, 10/01/37	Aa1/AA+/AA+	1,632,585

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
1,005,000	5.000%, 09/01/32 Series A	NR/A-/A-	1,131,972

	Utah Associated Municipal Power System Revenue Refunding, Payson Power Project
2,000,000	5.000%, 04/01/24	NR/A-/A	2,321,580
1,000,000	5.000%, 04/01/25	NR/A-/A	1,153,400
6,375,000	5.000%, 04/01/26	NR/A-/A	7,268,074

	Utah Associated Municipal Power System Revenue, Veyo Heat Recovery Project
795,000	5.000%, 03/01/30	NR/A-/A	912,239
905,000	5.000%, 03/01/32	NR/A-/A	1,030,071
745,000	5.000%, 03/01/34	NR/A-/A	841,127

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,000,000	5.000%, 10/15/33	A2/AA-/NR	1,134,260
1,630,000	5.250%, 10/15/38	A2/AA-/NR	1,850,425

	Wyoming Municipal Power Agency Power Supply System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-/NR	797,335

	Total Utility		46,968,907

	Water and Sewer (12.5%)

	Cape Coral, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/36 AGMC-AMBAC Insured	A1/AA/A	1,054,080

	Central Utah Water Conservancy District Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA+/AA	1,249,650

	Central Weber, Utah Sewer Improvement District Revenue Refunding
1,000,000	5.000%, 03/01/28 Series A AGMC Insured	NR/AA/AA	1,123,730
4,000,000	5.000%, 03/01/33 Series A AGMC Insured	NR/AA/AA	4,401,240

	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	A1/AA/NR	1,089,900

	Jordan Valley, Utah Water Conservancy District Revenue
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/AA	6,710,160

	King County, Washington Sewer Revenue
660,000	5.000%, 01/01/33 AGMC Insured	Aa2/AA+/NR	716,668

	Laredo, Texas Waterworks Sewer System Revenue
1,450,000	5.000%, 03/01/24 Series 2010	A1/AA-/AA-	1,683,523

	Miami-Dade County, Florida Water and Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGMC Insured	Aa3/AA/A+	1,681,290
1,000,000	5.000%, 10/01/31 Series A	Aa3/A+/A+	1,155,790

	Mountain Regional Water Special Service District, Utah Water Revenue Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA/A+	3,369,420

	Ogden City, Utah Sewer & Water Revenue Bonds
1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	1,360,900
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	767,820

	Ogden City, Utah Storm Drain Revenue Bonds
500,000	5.250%, 06/15/28	NR/AA/NR	592,345

	Orem, Utah Water & Storm Sewer Revenue
1,000,000	5.000%, 07/15/26	NR/AA/AA+	1,122,660
1,250,000	5.250%, 07/15/28	NR/AA/AA+	1,413,113

	Pleasant Grove City, Utah Water Revenue
450,000	4.300%, 12/01/20 NPFG Insured	A3/AA-/NR	477,918
1,000,000	5.250%, 12/01/29 AGMC Insured	NR/AA/NR	1,125,020
1,370,000	5.000%, 12/01/31 Series B NPFG Insured	A3/AA-/NR	1,461,461

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
1,190,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	1,381,388
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	734,461
1,000,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,140,400

	San Antonio, Texas Water Revenue Refunding
1,050,000	5.000%, 05/15/36 NPFG Insured	Aa1/AA+/AA+	1,067,661

	South Valley, Utah Water Reclamation Facility Sewer Revenue
425,000	5.000%, 08/15/30 AMBAC Insured (pre-refunded)	NR/A+/NR	437,474

	South Weber City, Utah Water Revenue
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA/NR	1,036,838

	Tampa Bay, Florida Regional Water Refunding & Improvement
885,000	4.750%, 10/01/33 NPFG Insured	Aa2/AA+/AA+	938,489

	Utah Water Conservancy District
1,400,000	5.250%, 01/15/27	NR/A/NR	1,570,492

	Utah Water Finance Agency Revenue
830,000	4.500%, 10/01/22 AMBAC Insured (pre-refunded)	Aa3/NR/NR	838,541
870,000	4.500%, 10/01/23 AMBAC Insured (pre-refunded)	Aa3/NR/NR	878,952
1,645,000	4.500%, 10/01/28 AMBAC Insured	Aa3/NR/NR	1,773,096

	White City, Utah Water Improvement District Revenue
500,000	5.000%, 02/01/23 AGMC Insured	A2/NR/NR	537,970
700,000	5.000%, 02/01/25 AGMC Insured	A2/NR/NR	751,814
840,000	5.000%, 02/01/27 AGMC Insured	A2/NR/NR	899,858

	Total Water and Sewer		46,544,122

	Total Revenue Bonds		295,322,383

	Total Investments (cost $348,237,807-note b)	98.1%	365,174,530
	Other assets less liabilities	1.9	7,024,613
	Net Assets	100.0%	$372,199,143

		Percent of
	Portfolio Distribution By Quality Rating	Investments †

	Aaa of Moody's or AAA of S&P and Fitch	6.9%
	Pre-Refunded bonds††/ Escrowed to Maturity bonds	7.8
	Aa of Moody's or AA of S&P and Fitch	51.9
	A of Moody's or S&P and Fitch	21.4
	BBB of S&P	2.8
	BB+ of S&P	0.9
	Not Rated*	8.3
		100.0%

	PORTFOLIO ABBREVIATIONS:
	AGC - Assured Guaranty Corp.
	AGMC - Assured Guaranty Municipal Corp.
	AMBAC - American Municipal Bond Assurance Corp.
	AMT - Alternative Minimum Tax
	BAMI - Build America Mutual Insurance
	COP - Certificates of Participation
	FGIC - Financial Guaranty Insurance Co.
	IHC - Intermountain Health Care
	NPFG - National Public Finance Guarantee
	NR - Not Rated
	PSF- Permanent School Fund

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	*** Illiquid security: Considered illiquid because of restrictions as to sale. This security represents 0.2% of net assets.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

	† Calculated using the highest rating of the three NRSRO.

	†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
December 31, 2014
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $346,335,585 amounted to $18,838,945, which consisted of aggregate gross unrealized appreciation of $19,037,410 and aggregate gross unrealized depreciation of $198,465.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs - Municipal Bonds+	365,174,530
Level 3 – Significant Unobservable Inputs	-
Total	$365,174,530

+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
December 31, 2014
(unaudited)
Principal Amount	General Obligation Bonds (21.7%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$1,468,000	6.250%, 01/01/29	NR/A-/NR	$1,732,093

	Chandler, Arizona
500,000	4.000%, 07/01/25	Aaa/AAA/AAA	572,530

	Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,141,810

	Flagstaff Improvement District (Aspen Place Sawmill)
1,050,000	5.000%, 01/01/32	Aa3/NR/NR	1,051,607

	Gila Co. Unified School District No. 10 (Payson)
400,000	5.250%, 07/01/27 AMBAC Insured (pre-refunded)	Aa3/NR/NR	444,672
1,000,000	5.000%, 07/01/28	Aa3/NR/NR	1,193,190
1,000,000	5.750%, 07/01/28 (pre-refunded)	Aa3/NR/NR	1,161,960

	Gilbert Improvement District No. 19
235,000	5.200%, 01/01/23	Aa3/A+/NR	235,522

	Gilbert Improvement District No. 20
700,000	5.100%, 01/01/29	Aa3/A+/NR	786,583

	Glendale Union High School District No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	620,398

	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA/NR	1,135,930

	Goodyear McDowell Road Commercial Corridor
	Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A/NR	3,210,150

	Maricopa Co. Elementary School District No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A/NR	1,010,795

	Maricopa Co. Elementary School District No. 38 (Madison)
730,000	5.000%, 07/01/22 NPFG Insured	A3/AA-/NR	745,425

	Maricopa Co. School District No. 11 (Peoria)
1,500,000	4.000%, 07/01/25	Aa3/AA-/NR	1,663,545

	Maricopa Co. School District No. 28 (Kyrene Elementary)
250,000	1.000%, 07/01/30 (coupon converts to 5.50% 7/01/15)	Aa1/AA/NR	283,838

	Maricopa Co. Unified School District No. 24 (Gila Bend)
430,000	5.500%, 07/01/22	NR/NR/NR*	437,568

	Maricopa Co. Unified School District No. 48 (Scottsdale)
500,000	4.000%, 07/01/16	Aa1/AA/NR	526,260
1,500,000	4.750%, 07/01/30	Aa1/AA/NR	1,662,060

	Maricopa Co. Unified School District No. 60 (Higley)
1,615,000	5.000%, 07/01/29	Aa1/AA-/NR	1,927,002

	Maricopa Co. Unified School District No. 69 (Paradise Valley)
1,000,000	4.500%, 07/01/30	Aa2/NR/AA	1,133,260

	Maricopa Co. Unified School District No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG/ FGIC Insured	A3/AA-/NR	2,654,950
1,300,000	5.000%, 07/01/25 Syncora Guarantee, Inc. Insured (pre-refunded)	NR/A+/NR	1,388,114
1,000,000	4.000%, 07/01/28	NR/A+/AA-	1,088,920
1,500,000	6.000%, 07/01/28 (pre-refunded)	NR/A+/NR	1,755,765

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA/NR	1,449,552

	Maricopa Co. Unified School District No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	A1/NR/NR	554,725

	Mohave Co. Unified School District No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AA/NR	1,321,558

	Navajo Co. Unified School District No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,408,050

	Navajo Co. Unified School District No. 10 (Show Low)
500,000	5.250%, 07/01/15 NPFG/ FGIC Insured	A3/NR/NR	508,630

	Phoenix, Arizona
1,240,000	6.250%, 07/01/17	Aa1/AA+/NR	1,405,689

	Pima Co. Unified School District No. 1 (Tucson)
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa2/AA/NR	1,667,940

	Pima Co. Unified School District No. 6 (Marana)
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	1,111,795
1,250,000	5.000%, 07/01/25	NR/A+/NR	1,439,263

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,153,730

	Pima Co. Unified School District No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	800,576

	Pima Co. Unified School District No. 12 (Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,113,588

	Pinal Co. Elementary School District No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	A1/AA/NR	982,221

	Pinal Co. High School District No. 82 (Casa Grande)
640,000	5.000%, 07/01/24	NR/A+/NR	714,189

	Pinal Co. Unified School District No. 1 (Florence)
1,500,000	5.000%, 07/01/27 NPFG/ FGIC Insured	A3/AA-/NR	1,626,105

	Queen Creek Improvement District No. 1
1,500,000	5.000%, 01/01/26	A3/A-/A-	1,513,485
1,500,000	5.000%, 01/01/32	A3/A-/A-	1,511,100

	Tempe, Arizona
2,245,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,490,760
1,000,000	4.500%, 07/01/24 (pre-refunded)	Aa1/AAA/AAA	1,094,530
1,000,000	4.000%, 07/01/24	Aa1/AAA/AAA	1,158,920

	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa2/AA/NR	694,356

	Tempe Improvement District (Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa3/NR/NR	2,190,140

	Tubac Fire District
760,000	5.500%, 07/01/28 AGC Insured	A1/NR/NR	874,996

	Western Maricopa Education Center District No. 402
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,291,176

	Total General Obligation Bonds		59,641,021

	Revenue Bonds (77.7%)

	Airport (2.8%)

	Phoenix Civic Improvement Corp. Airport Revenue Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	1,129,450
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,128,360
2,700,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	3,065,094
1,000,000	5.250%, 07/01/33	A1/A+/NR	1,115,170
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,343,004

	Total Airport		7,781,078

	Excise Tax (13.6%)

	Arizona Sports & Tourism Authority, Revenue Refunding, Multipurpose Stadium Facility Project
2,000,000	5.000%, 07/01/32	A1/NR/A	2,172,740

	Casa Grande Excise Tax Revenue Bonds
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,622,698

	Gilbert Public Facilities Municipal Property Corp.
850,000	5.000%, 07/01/23	Aa2/AA+/NR	975,418
1,250,000	5.000%, 07/01/24	Aa2/AA+/NR	1,432,100

	Glendale Municipal Property Corp. Excise Tax Revenue Bonds
1,000,000	5.000%, 07/01/31	Baa1/AA/NR	1,069,420

	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,735,725
1,310,000	6.000%, 07/01/31	Aa3/AA-/NR	1,503,723

	Marana Pledged Excise Tax Revenue Bonds
275,000	4.000%, 07/01/30	NR/AA/NR	290,815
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,600,508

	Page, Arizona Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,250,543

	Phoenix Civic Improvement Corp. (Civic Plaza)
1,000,000	5.500%, 07/01/23 NPFG/ FGIC Insured	Aa3/AA/NR	1,222,970
2,000,000	5.500%, 07/01/27 BHAC Insured	Aa1/AA+/NR	2,563,260
2,000,000	5.500%, 07/01/30 BHAC Insured	Aa1/AA+/NR	2,624,460
2,525,000	5.500%, 07/01/33 NPFG/ FGIC Insured	Aa3/AA/NR	3,322,294

	Phoenix Civic Improvement Corp. Transit Excise Tax (Light Rail)
2,000,000	4.000%, 07/01/20	Aa2/AA/NR	2,250,020

	Pinal Co. Revenue Obligations Refunding Bonds
1,755,000	4.000%, 08/01/17	NR/AA/NR	1,874,814
1,500,000	5.000%, 08/01/33	NR/AA-/AA-	1,735,755

	Scottsdale Municipal Property Corp.
3,000,000	4.500, 07/01/20 AMBAC Insured	Aa1/AAA/AAA	3,248,700

	Scottsdale Municipal Property Corp. Water & Sewer Project
2,000,000	5.000%, 07/01/28	Aa1/AAA/AAA	2,251,420

	Show Low Improvement District No. 6
510,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	513,534

	Sierra Vista Municipal Property Corp.
1,000,000	4.000%, 01/01/21	A1/AA/AA-	1,046,500

	Tempe Excise Tax Revenue Bonds
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,114,110

	Total Excise Tax		37,421,527

	Higher Education (6.3%)

	Arizona Board of Regents - Arizona State University System Revenue
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,159,360

	Arizona Board of Regents - Northern Arizona University System
1,115,000	5.000%, 06/01/22 NPFG/ FGIC Insured	A1/AA-/NR	1,215,317
575,000	5.000%, 06/01/32	A1/A+/NR	668,087

	Arizona Board of Regents - University of Arizona System Speed Stimulus Plan for Economic & Educational Development
1,000,000	5.000%, 08/01/34	Aa3/A+/NR	1,161,660

	Arizona Board of Regents - University of Arizona System
400,000	5.000%, 06/01/29	Aa2/AA-/NR	481,092
460,000	5.000%, 06/01/31	Aa2/AA-/NR	531,217

	Arizona State University Speed Stimulas Plan for Economic & Educational Development
625,000	5.000%, 08/01/34	A1/AA-/NR	723,231

	Cochise Co. Community College District
1,825,000	5.125%, 07/01/28 AGC Insured	A2/NR/NR	2,023,925

	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,214,300
500,000	4.750%, 07/01/23	Aaa/AAA/AAA	530,960
500,000	4.750%, 07/01/24	Aaa/AAA/AAA	530,425

	Northern Arizona University Speed Stimulus Plan for Economic & Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,633,934

	Phoenix Industrial Development Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A+/NR	2,243,080

	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	A2/AA/NR	1,129,880

	Yuma & La Paz Co. Arizona Community College District (Arizona Western College)
1,000,000	4.000%, 07/01/28	Aa3/A+/NR	1,071,770

	Total Higher Education		17,318,238

	Hospital (16.0%)

	Arizona Health Facilities Authority (Banner Health)
300,000	5.125%, 01/01/29	NR/AA-/AA-	327,681
3,100,000	5.375%, 01/01/32	NR/AA-/AA-	3,395,182
1,000,000	5.000%, 01/01/43	NR/AA-/AA-	1,115,860
850,000	5.000%, 01/01/44	NR/AA-/AA-	964,402

	Arizona Health Facilities Authority (Catholic Healthcare West)
1,500,000	5.000%, 07/01/28	A3/A/A	1,675,755
2,000,000	5.250%, 03/01/39	A3/A/A	2,211,960

	Arizona Health Facilities Authority (Phoenix Children's Hospital)
2,200,000	5.000%, 02/01/34	NR/BBB+/NR	2,403,588

	Arizona Health Facilities Authority (Samaritan Health)
385,000	5.625%, 12/01/15 NPFG Insured ETM	NR/AA-/NR	393,620

	Arizona Health Facilities Authority (Scottsdale Lincoln Hospitals)
3,000,000	5.000%, 12/01/34	A2/NR/A	3,414,150

	Arizona Health Facilities Authority (Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	A2/NR/NR	1,715,655

	Flagstaff Industrial Development Authority (Northern Arizona Senior Living Center)
1,985,000	5.600%, 07/01/25	NR/NR/NR*	1,987,878

	Glendale Industrial Development Authority (John C. Lincoln Hospital)
1,400,000	5.250%, 12/01/22 (pre-refunded)	NR/A-/NR	1,463,602
1,000,000	4.700%, 12/01/28 (pre-refunded)	NR/A-/NR	1,040,470

	Maricopa Co. Hospital Revenue (Sun Health)
1,500,000	5.000%, 04/01/25 (pre-refunded)	NR/NR/NR*	1,791,900
2,125,000	5.000%, 04/01/35 (pre-refunded)	NR/NR/NR*	2,652,000

	Maricopa Co. Industrial Development Authority (Catholic Healthcare West - St. Joseph's Hospital)
3,000,000	5.250%, 07/01/32	A3/A/A	3,228,480

	Scottsdale Industrial Development Authority (Scottsdale Healthcare System)
1,000,000	5.000%, 09/01/18	A2/A-/A	1,124,320
750,000	5.000%, 09/01/35 AGMC Insured	A2/AA/A	840,263

	University Medical Center Hospital Revenue Bonds
4,880,000	5.000%, 07/01/35	Baa2/BBB/NR	4,951,882
910,000	6.500%, 07/01/39	Baa2/BBB/NR	1,061,879
500,000	6.000%, 07/01/39	Baa2/BBB/NR	592,340

	Yavapai Co. Industrial Development Authority (Northern Arizona Healthcare System)
500,000	5.250%, 10/01/25	NR/AA/NR	585,075
500,000	5.250%, 10/01/26	NR/AA/NR	585,075

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
1,000,000	5.250%, 08/01/33	Baa1/NR/BBB+	1,112,140
1,250,000	5.625%, 08/01/37	Baa1/NR/BBB+	1,363,350

	Yuma Industrial Development Authority (Yuma Regional Medical Center)
1,635,000	5.000%, 08/01/23	NR/A-/NR	1,897,875
200,000	5.000%, 08/01/32	NR/A-/NR	226,122

	Total Hospital		44,122,504

	Lease (9.9%)

	Arizona Board of Regents -Northern Arizona University COP
600,000	5.000%, 09/01/27	A2/A/NR	677,112
500,000	5.000%, 09/01/28	A2/A/NR	561,365
1,000,000	5.000%, 09/01/29	A2/A/NR	1,119,120

	Arizona School Facilities Board COP
1,000,000	5.125%, 09/01/21 AGC Insured	A1/AA/NR	1,135,240
3,000,000	5.500%, 09/01/23	A1/A+/NR	3,431,820

	Arizona State Lottery Revenue Bonds
3,000,000	5.000%, 07/01/28 AGMC Insured	A1/AA/NR	3,370,470

	Cave Creek COP
290,000	5.750%, 07/01/19	NR/AA/NR	297,485

	Mohave Co. Industrial Development Authority Correctional Facilities
1,000,000	8.000%, 05/01/25	NR/BBB+/NR	1,164,480

	Nogales Municipal Development Authority
1,000,000	5.000%, 06/01/27 AMBAC Insured (pre-refunded)	A1/AA/NR	1,019,440

	Phoenix Industrial Development Authority Government Office Lease Revenue Refunding Capitol Mall LLC Project
2,040,000	5.000%, 09/15/21 AMBAC Insured	A1/A+/NR	2,106,035

	Pinal Co. COP
3,230,000	5.250%, 12/01/21	NR/A+/A+	3,241,144
1,000,000	5.000%, 12/01/29	NR/A+/A+	1,003,340

	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,505,912

	Pinetop Fire District COP
1,000,000	7.500%, 12/15/23	A3/NR/NR	1,042,980

	Prescott Municipal Property Corp.
500,000	5.000%, 07/01/34	Aa3/AA/NR	589,255

	State of Arizona COP Department Administration
1,500,000	5.250%, 10/01/26 AGMC Insured	A1/AA/NR	1,706,820
670,000	5.250%, 10/01/28 AGMC Insured	A1/AA/NR	758,185

	State of Arizona COP
2,000,000	5.000%, 09/01/26 AGMC Insured	A1/AA/NR	2,190,100

	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A+/NR	310,467

	Total Lease		27,230,770

	Mortgage (3.5%)

	Agua Fria Ranch Community Facilities District
600,000	5.800%, 07/15/30 144A	NR/NR/NR*	600,324

	Goodyear Community Facilities Utilities District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	533,460

	Maricopa Co. Industrial Development Authority Multi-Family Mortgage Revenue Bonds (National Health Project)
945,000	5.500%, 01/01/18 AGMC Insured ETM	A2/AA/NR	981,902

	Maricopa Co. Industrial Development Authority Single Family Mortgage Revenue Bonds
3,715,000	zero coupon, 12/31/16 ETM	Aaa/AA+/NR	3,665,256

	Merrill Ranch Community Facilities District #2
680,000	6.750%, 07/15/38	NR/BBB-/NR	761,770

	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27 144A	NR/NR/NR*	531,214
930,000	6.050%, 07/15/32 144A	NR/NR/NR*	931,274

	Sundance Community Facilities District
655,000	5.125%, 07/15/30	A3/BBB/NR	657,836
490,000	5.125%, 07/15/30 (pre-refunded)	NR/NR/NR*	502,603

	Verrado Community Facilities Utilities District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	560,125

	Total Mortgage		9,725,764

	Pollution Control (1.7%)

	Apache Co. Industrial Development Authority, Pollution Control, Tucson Electric Power Co.
2,400,000	4.500%, 03/01/30	Baa1/BBB+/BBB+	2,567,856

	Maricopa Co. Pollution Control (Southern California Edison Co.)
1,000,000	5.000%, 06/01/35	Aa3/A/NR	1,110,630

	Phoenix Industrial Development Authority Solid Waste Disposal (Vieste Project)
1,000,000	4.500%, 04/01/33 AMT	NR/BBB-/NR	1,012,300

	Total Pollution Control		4,690,786

	Transportation (4.8%)

	Arizona State Transportation Board Excise Tax Revenue (Maricopa Co. Regional Area Road Fund)
500,000	5.000%, 07/01/25	Aa1/AA+/NR	614,945

	Arizona Transportation Board Revenue Bonds
1,900,000	5.250%, 07/01/24	Aa2/AA/AA	2,239,872
1,000,000	5.250%, 07/01/24 (pre-refunded)	Aa1/AAA/NR	1,049,830
2,550,000	5.000%, 07/01/28 (pre-refunded)	Aa1/AAA/NR	2,902,359
550,000	5.250%, 07/01/32	Aa2/AA+/NR	639,683
3,000,000	5.000%, 07/01/33**	Aa1/AAA/NR	3,582,360
1,500,000	5.000%, 07/01/33 (pre-refunded)	Aa1/AAA/NR	1,707,270

	Pima Co. Regional Transportation Authority Excise Tax
500,000	5.000%, 06/01/26	NR/AA+/AA	600,065

	Total Transportation		13,336,384

	Utility (13.5%)

	Arizona Power Authority (Hoover Dam Project)
1,500,000	5.250%, 10/01/15	Aa2/AA/NR	1,556,025
3,500,000	5.250%, 10/01/16	Aa2/AA/NR	3,786,370
1,220,000	5.250%, 10/01/17	Aa2/AA/NR	1,362,045

	Arizona Water Infrastructure Finance Authority
3,500,000	5.000%, 10/01/28 (pre-refunded)	Aaa/AAA/NR	3,996,860

	Greater Arizona Development Authority Revenue Bonds
2,000,000	5.000%, 08/01/22 NPFG Insured (pre-refunded)	A1/AA-/NR	2,143,140
700,000	5.000%, 08/01/24	NR/A/NR	781,725
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	584,065
1,200,000	5.500%, 08/01/29	A1/A/NR	1,202,256
1,200,000	5.000%, 08/01/29	A1/A/NR	1,340,304

	Mesa Utility System
1,500,000	3.250%, 07/01/30	Aa2/AA-/NR	1,503,645
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,331,504

	Pinal Co. Electrical District No. 3, Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A/NR	281,205

	Rio Nuevo Facilities District (Tucson)
1,500,000	6.500%, 07/15/24 AGC Insured	A2/AA/BBB	1,754,310

	Salt River Project Agricultural Improvement and Power Revenue Bonds
1,000,000	5.000%, 12/01/28	Aa1/AA/NR	1,179,090
2,000,000	5.000%, 12/01/31	Aa1/AA/NR	2,350,720
1,975,000	5.000%, 01/01/33	Aa1/AA/NR	2,171,868
5,205,000	5.000%, 01/01/37 ***	Aa1/AA/NR	5,410,858

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	Baa2/A-/NR	3,570,270

	Total Utility		37,306,260

	Water/Sewer (5.6%)

	Cottonwood Water Revenue System
260,000	5.000%, 07/01/30 Syncora Guarantee, Inc. Insured	Baa2/BBB+/NR	269,771

	Gilbert Water Resource Municipal Property Corp.
2,000,000	5.000%, 10/01/29 NPFG Insured	A3/AA-/AA	2,177,920

	Glendale Water & Sewer Revenue
1,670,000	4.750%, 07/01/24 AGMC Insured	A1/AA/NR	1,817,177
500,000	5.000%, 07/01/28	A1/AA/NR	581,890

	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	A2/AA-/NR	1,999,673
635,000	5.250%, 07/01/31 AGMC Insured	A2/AA/NR	701,307

	Oro Valley Water Revenue
560,000	4.000%, 07/01/23	NR/AA/AA-	622,681

	Phoenix Civic Improvement Corp. Wastewater Revenue Bonds
1,500,000	5.500%, 07/01/24 NPFG/ FGIC Insured	Aa2/AAA/NR	1,926,165
500,000	5.000%, 07/01/37 NPFG Insured	Aa2/AA+/NR	542,290

	Pima Co. Sewer Revenue System
2,000,000	5.000%, 07/01/26	NR/AA-/AA-	2,309,320

	Yuma Municipal Property Corp. Utility System Revenue Bonds
700,000	5.000%, 07/01/21 Syncora Guarantee, Inc. Insured	A1/AA-/AA-	765,324
500,000	5.000%, 07/01/22 Syncora Guarantee, Inc. Insured	A1/A+/AA-	546,530
1,000,000	5.000%, 07/01/24 Syncora Guarantee, Inc. Insured	A1/A+/AA-	1,091,250

	Total Water/Sewer		15,351,298

	Total Revenue Bonds		214,284,609

	Total Investments (cost $252,286,760-note b)	99.4%	273,925,630
	Other assets less liabilities	0.6	1,791,921
	Net Assets	100.0%	$275,717,551

		Percent of
	Portfolio Distribution By Quality Rating	Investments †

	Aaa of Moody's or AAA of S&P or Fitch	7.2%
	Pre-refunded bonds †† /ETM bonds	11.4
	Aa of Moody's or AA of S&P or Fitch	49.6
	A of Moody's or S&P or Fitch	22.9
	Baa of Moody's or BBB of S&P or Fitch	6.9
	Not Rated*	2.0
		100.0%

	PORTFOLIO ABBREVIATIONS
	ACA - American Capital Assurance Financial Guaranty Corp.
	AGC - Assured Guaranty Corp.
	AGMC - Assured Guaranty Municipal Corp.
	AMBAC - American Municipal Bond Assurance Corp.
	AMT - Alternative Minimum Tax
	BAMAC - Build America Mutual Assurance Co.
	BHAC - Berkshire Hathaway Assurance Corp.
	COP- Certificates of Participation
	ETM - Escrowed to Maturity
	FGIC - Financial Guaranty Insurance Co.
	NPFG - National Public Finance Guarantee
	NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	** Security purchased on a delayed delivery or when-issued basis.

	*** Security pledged as collateral for the Trust's delayed delivery or when-issued commitments.

	† Where applicable, calculated using the highest rating of the three NRSRO.

	†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
December 31, 2014
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $251,345,183 amounted to $22,580,447, which consisted of aggregate gross unrealized appreciation of $22,601,836 and aggregate gross unrealized depreciation of $21,389.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	273,925,630
Level 3 – Significant Unobservable Inputs	-
Total	$273,925,630

+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Trust's principal financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Trust's principal chief financial and executive officers are aware of no change in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA MUNICIPAL TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
February 18, 2015

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 18, 2015